As Filed with the Securities and Exchange Commission on April 30, 2014
Registration Nos. 333 - 103492
811 – 21313

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

[ ] Pre-Effective Amendment No.
[ x ] Post-Effective Amendment No. 14

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

[ x ] Amendment No. 14

AMERICAN FIDELITY SEPARATE ACCOUNT C
(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA	73106
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, Including Area Code	405.523.2000

Christopher T. Kenney	Copies to:
Vice President and General Counsel
American Fidelity Assurance Company	Jennifer Wheeler
2000 N. Classen Boulevard	McAfee & Taft
Oklahoma City, Oklahoma 73106	A Professional Corporation
(Name and Address of Agent for Service)	10th Floor, Two Leadership Square
Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ x ] on May 1, 2015 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Group variable annuity contracts

AFMaxx® 457(b) Group Variable Annuity
from

May 1, 2015

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

PROSPECTUS
May 1, 2015

American Fidelity Separate Account C (“Separate Account C”) is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended.  This prospectus describes all of the material features of the policy, which is issued by us, American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer.  Our home office is at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

The AFMaxx® 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy.  You have 11 investment options in the annuity — the Guaranteed Interest Account, which is a fixed investment option, and 10 variable investment options, each of which corresponds with one of the following eligible portfolios:

American Funds Insurance Series®
    International FundSM
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
Value Opportunities V.I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.

Vanguard® Variable Insurance Fund* Balanced Portfolio Capital Growth Portfolio Mid-Cap Index Portfolio Total Bond Market Index Portfolio Total Stock Market Index Portfolio

This prospectus contains important information about Separate Account C that participants should know before investing in the AFMaxx® 457(b) Group Variable Annuity.  Please keep this prospectus for future reference.  We filed a Statement of Additional Information with the Securities and Exchange Commission (“SEC”) dated May 1, 2012 that provides more information about the annuity we are offering.  You can get a copy of our Statement of Additional Information at no charge from us or from the SEC.  The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus, and other material that we file electronically with the SEC.  For a free copy of the Statement of Additional Information, call us at 800.662.1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@americanfidelity.com.

Our Statement of Additional Information is incorporated by reference in this prospectus.  The table of contents of the Statement of Additional Information is on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.  This prospectus may only be used to offer the contract where the contract may be lawfully sold.  The contract and certain features described in the contact may only be available in certain states.
Please read this prospectus carefully and keep it for future reference.

* Vanguard is a trademark of The Vanguard Group, Inc.

GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.

Account value:  The value of your participant account during the accumulation phase.

Accumulation period:  The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments the date the participant account is closed).  Until a participant begins receiving annuity payments, the participant’s annuity is in the accumulation period.

Accumulation unit:  The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation period.

Annuitant:  The person on whose life annuity payments are based.

Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

Annuity date:  The date annuity payments begin.

Annuity options:  The various methods available to select as pay-out plans for an annuitant’s annuity payments.

Annuity payments:  Regular income payments you may receive from the policy during the annuity period.

Annuity period:  The period during which we make annuity payments.

Eligible portfolios:  The portfolios that serve as the Separate Account’s underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.
Each portfolio (sometimes called a fund) has its own investment objective.

General account:  Our general account consists of all of our assets other than those assets allocated to Separate Account C or to any of our other separate accounts.

Guaranteed Interest Account option:  The fixed investment option within our general account which earns interest credited by us.

Investment options:  Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove, or combine sub-accounts as eligible investment options.

Participant:  A person for whom an interest is maintained under a group variable annuity policy, generally an employee.

Participant account:  The account we maintain for you as a participant, reflecting the accumulation units credited to you.

Plan:  The 457(b) eligible defined contribution plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.

Policy:  The AFMaxx® 457(b) Group Variable Annuity.

Policyholder:  The owner of the policy, generally a state or local government employer or other identified on the application for which, and to whom, the policy is issued.

Policy year:  The annual period that begins on the date of issue and each anniversary of that date.  For purposes of determining a participant’s applicable withdrawal charges, this period begins with the participant effective date.

Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.

Purchase payment:  The money invested in the plan on behalf of a participant and allocated to a participant’s account.

Separate Account:  Our separate account that provides the variable investment options.  The separate account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Sub-Account:  An investment division of Separate Account C.  Each sub-account invests its assets in shares of a corresponding eligible portfolio.

We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.

You, Your:  A participant in the AFMaxx® 457(b) Group Variable Annuity; generally, an employee.  Although we sometimes refer to “you” or a “participant” as having certain rights and abilities with respect to the policy, the policyholder, which is generally the employer, may actually be entitled to some or all of those rights and abilities.  Each participant should review the terms of the policy to determine how it applies to him or her, individually.

i

ii

SUMMARY

In this summary, we discuss some of the important features of the AFMaxx® 457(b) Group Variable Annuity policy.  Please read the entire prospectus for more detailed information about the policy and Separate Account C.  The policy is issued in connection with an eligible defined contribution plan pursuant to Section 457(b) of the Internal Revenue Code.

The AFMaxx® 457(b) Group Variable Annuity.  In this prospectus, we describe the AFMaxx® 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy that we offer.  The annuity policy is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and us, American Fidelity Assurance Company, as the insurance company.  American Fidelity Assurance Company issues a single policy to the employer, who is then the policyholder.  The policy covers all present and future participating employees of the policyholder.  Through the AFMaxx® 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 10 sub-accounts, which are variable investment options.  Each of the sub-accounts invests in a corresponding eligible portfolio.

We designed the AFMaxx® 457(b) Group Variable Annuity as a funding vehicle to be used with Section 457(b) Eligible Deferred Compensation Plans.  Participation in the AFMaxx® 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.

Like all deferred annuities, the AFMaxx® 457(b) Group Variable Annuity has two periods: the accumulation period and the annuity period.  During the accumulation period, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution.  Similarly, during the annuity period, earnings are taxed as income only upon distribution.  Annuity payments under the policy will be paid on a fixed basis only.  If the policy is issued pursuant to a qualified plan, the qualified plan will already provide tax-deferral; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax deferral feature.

The annuity period begins when the participant starts receiving regular payments under the annuity income options from his or her participant account.  Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity period will depend on the amount of money invested and the performance of the selected investment options during the accumulation period.  Annuity payments and options are discussed elsewhere in this document.

Investment Options.  When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable.  A participant may allocate some or all of the money invested in his or her participant account to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option.  We reserve the right to add, combine or remove sub-accounts as investment options.
American Funds Insurance Series® - International FundSM
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. – Value Opportunities V.I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Vanguard® Variable Insurance Fund – Balanced Portfolio
Vanguard® Variable Insurance Fund – Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Total Stock Market Index Portfolio

Each of the foregoing sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.  A complete description of each of the portfolios can be found in the prospectus for that particular portfolio.  Participants can make or lose money by investing in the variable investment options, depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which purchase payments are allocated.  Please see the information that appears on page 15 describing how you can obtain a copy of the portfolios’ prospectuses.

Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us.  While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn.  A participant may still be subject to a withdrawal charge in the event of a withdrawal from his or her participant account.

Taxes.  The earnings accumulated as a result of investments in the AFMaxx® 457(b) Group Variable Annuity are not taxed until received as a distribution.  Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an “eligible employer plan” or to an IRA in a direct rollover.  The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.

Withdrawals.  A participant may withdraw money from his or her participant account at any time during the accumulation period; however, a withdrawal charge may apply.  Additionally, certain restrictions exist under federal tax law and participants must be eligible for withdrawal under the terms of the AFMaxx® 457(b) plan.  The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100.  Withdrawals and charges that may apply to withdrawals are discussed under “Withdrawals” on page 19.

Free Look.  The policyholder may return the policy to us or to our agent within 20 calendar days after it is delivered.  If returned, the policy will be void from the beginning and we will refund the greater of:  (i) the purchase payments paid or (ii) the account value as of the earlier of the date we receive the policy in our home office, or the date our agent receives the returned policy.

Questions.  If you have any questions about the AFMaxx® 457(b) Group Variable Annuity or need more information, please contact us at:

American Fidelity Assurance Company
Annuity Services Department
P.O. Box 25520
Oklahoma City, Oklahoma 73125-0520
Telephone: 800.662.1106
E-mail: va.help@americanfidelity.com

2

FEE TABLE

The following tables describe the fees and expenses participants will pay when buying, owning, and surrendering a policy.  The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered.  State premium taxes (currently ranging from 0% to 3.5%) may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)

Policy Year	Withdrawal Charge
1	8%
2	8%
3	8%
4	8%
5	8%
6	4%
7	4%
8	4%
9	4%
10	4%
11+	0%

The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee(1)	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

_____________________________

(1)
We currently charge lower fees than the maximum allowed under the policy.  The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.

3

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you pay periodically while you own the policy.  Additional details about each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses)	MINIMUM 0.19%	MAXIMUM 1.37%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Funds Insurance Series® 1
International Fund SM
Management Fees	0.50%
Other Expenses	0.04%
Fund Expense Ratio Before Waiver	0.54%
Fee Waiver	0.00%
Fund Expense Ratio After Waiver	0.54%
Total Annual Portfolio Operating Expenses	0.54%

BlackRock Variable Series Funds, Inc. 2
Basic Value V.I. Fund
Management Fees	0.60%
Other Expenses	0.25%
Total Annual Operating Expenses 3	0.85%
Contractual Waivers 4	0.13%
Net Annual Operating Expenses 5	0.72%

Value Opportunities V.I. Fund
Management Fees	0.75%
Other Expenses	0.27%
Total Annual Operating Expenses 3	1.02%
Contractual Waivers 4	0.12%
Net Annual Operating Expenses 5	0.90%

(1)  American Funds Insurance Series: Class 1 Shares.

(2) BlackRock Variable Series Funds, Inc.: Share Class I

(3)The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.

(4) Contractual Waivers: As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets until May 1, 2016 with exception to BlackRock Variable Series Funds, Inc. BlackRock Managed Volatility V.I. Fund which is limited to 1.00% of average daily net assets until May 1, 2016.  BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

(5) Net Annual Operating Expenses: As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets until May 1, 2016 with exception to BlackRock Variable Series Funds, Inc. BlackRock Managed Volatility V.I. Fund which is limited to 1.00% of average daily net assets until May 1, 2016.  BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

4

The Dreyfus Socially Responsible Growth Fund, Inc. 6
Management Fees	0.75%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.84%

The Dreyfus Stock Index Fund, Inc.6
Management Fees	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.27%

Vanguard® Variable Insurance Fund
Total Bond Market Index Portfolio
Management Expenses	0.16%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.19%

Balanced Portfolio
Management Expenses	0.17%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.25%

Capital Growth Portfolio
Management Expenses	0.22%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	0.40%

Mid-Cap Index Portfolio
Management Expenses	0.19%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.24%

Total Stock Market Index Portfolio
Management Expenses	0.00%
Other Expenses	0.00%
Affiliated Fund of Fund Expense	0.17%
Total Annual Portfolio Operating Expenses	0.17%

________________________________

(6) The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc.: Initial Share Class.

5

Examples

These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity policies.  These costs include (1) the applicable withdrawal charge, (2) separate account annual expenses, and (3) portfolio fees and expenses.

The examples assume an initial investment of $10,000 in the policy for the time periods indicated.  The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios.  Although actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or the policy is annuitized at the end of the applicable time period.

	Time Periods
		1 Year	3 Years	5 Years	10 Years

American Funds Insurance Series® International FundSM7	(a)	1,007	1,439	1,896	2,890
	(b)	207	639	1,096	2,359

BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	(a)	1,025	1,493	1,987	3,065
	(b)	225	693	1,187	2,543

Value Opportunities V.I. Fund	(a)	1,043	1,547	2,077	3,236
	(b)	243	747	1,277	2,724

The Dreyfus Socially Responsible Growth Fund, Inc.	(a)	1,037	1,529	2,047	3,179
	(b)	237	729	1,247	2,664

The Dreyfus Stock Index Fund, Inc.	(a)	980	1,357	1,757	2,622
	(b)	180	557	957	2,076

Vanguard® Variable Insurance Fund8
Balanced Portfolio	(a)	978	1,350	1,747	2,602
	(b)	178	550	947	2,055

Capital Growth Portfolio	(a)	993	1,396	1,824	2,752
	(b)	193	596	1,024	2,213

Mid-Cap Index Portfolio7	(a)	977	1,347	1,742	2,591
	(b)	177	547	942	2,044

Total Bond Market Index Portfolio	(a)	972	1,332	1,716	2,541
	(b)	172	532	916	1,990

Total Stock Market Index Portfolio7	(a)	970	1,326	1,706	2,520
	(b)	170	526	906	1,969

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2014. We did not independently verify the data provided; however, we did prepare the examples.  The examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.  Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

__________________________
 7 Available as investment option as of December 1, 2014.

8 Vanguard is a trademark of The Vanguard Group, Inc.

6

CONDENSED FINANCIAL INFORMATION

During the accumulation phase, we calculate the value of each participant’s share of different sub-accounts with a unit of measurement called an accumulation unit.  The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2004 (the last 10 fiscal years of Separate Account C's operations) and (2) the year that the sub-account began operations.  An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1(1)	Sub-account Unit Value at December 31	Number of Sub- account Units Outstanding at December 31

American Funds Insurance Series® International FundSM9
2014	$10.000	$9.642	16,837

BlackRock Variable Series Funds, Inc. Basic Value V. I. Fund
2004	$13.676	$14.964	16,307
2005	$14.964	$15.174	36,213
2006	$15.174	$18.217	66,187
2007	$18.217	$18.272	105,514
2008	$18.272	$11.381	153,102
2009	$11.381	$14.703	200,128
2010	$14.703	$16.339	234,937
2011	$16.339	$15.701	262,533
2012	$15.701	$17.640	279,860
2013	$17.640	$23.994	293,398
2014	$23.994	$25.984	307,128
Value Opportunities V.I. Fund
2004	$14.134	$16.009	21,889
2005	$16.009	$17.408	36,503
2006	$17.408	$19.347	63,467
2007	$19.347	$18.888	97,348
2008	$18.888	$11.156	139,903
2009	$11.156	$14.104	189,099
2010	$14.104	$17.881	222,635
2011	$17.881	$17.187	241,777
2012	$17.187	$19.224	249,806
2013	$19.224	$26.968	257,534
2014	$26.968	$27.954	274,260
The Dreyfus Socially Responsible Growth Fund, Inc.
2004	$12.173	$12.736	3,825
2005	$12.736	$13.000	7,787
2006	$13.000	$13.985	12,302
2007	$13.985	$14.849	17,374
2008	$14.849	$9.592	21,428
2009	$9.592	$12.639	26,568
2010	$12.639	$14.296	32,152
2011	$14.296	$14.210	34,966
2012	$14.210	$15.674	38,111
2013	$15.674	$20.744	40,769
2014	$20.744	$23.185	43,155

_________________________________
9 Available as investment option as of December 1, 2014.

7

The Dreyfus Stock Index Fund, Inc.
2004	$12.656	$13.794	37,373
2005	$13.794	$14.226	80,858
2006	$14.226	$16.186	127,038
2007	$16.186	$16.783	186,205
2008	$16.783	$10.392	255,047
2009	$10.392	$12.934	337,272
2010	$12.934	$14.632	399,626
2011	$14.632	$14.684	448,963
2012	$14.684	$16.743	483,990
2013	$16.743	$21.776	511,004
2014	$21.776	$24.331	541,370
Vanguard® Variable Insurance Fund
Balanced Portfolio
2005	$10.000	$10.462	9,565
2006	$10.462	$11.848	49,569
2007	$11.848	$12.648	99,765
2008	$12.648	$9.647	146,983
2009	$9.647	$11.680	199,254
2010	$11.680	$12.773	250,570
2011	$12.773	$13.049	305,373
2012	$13.049	$14.469	354,868
2013	$14.469	$17.088	399,513
2014	$17.088	$18.491	445,179
Capital Growth Portfolio
2010	$10.000	$12.114	8,290
2011	$12.114	$11.823	13,151
2012	$11.823	$13.449	23,334
2013	$13.449	$18.348	32,607
2014	$18.348	$21.405	47,817
Mid-Cap Index Portfolio10
2014	$10.000	$10.077	10,220
Total Bond Market Index Portfolio
2005	$10.000	$9.931	7,708
2006	$9.931	$10.205	15,850
2007	$10.205	$10.755	31,911
2008	$10.755	$11.490	50,796
2009	$11.490	$11.636	77,222
2010	$11.636	$12.208	112,743
2011	$12.208	$12.946	138,595
2012	$12.946	$13.267	156,603
2013	$13.267	$12.770	168,820
2014	$12.770	$13.321	178,017
Total Stock Market Index Portfolio10
2014	$10.000	$9.944	267,253

 _______________________________
10 Available as investment option as of December 1, 2014.

8

REVENUE SHARING ARRANGEMENTS

We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as “revenue sharing.”  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a sub-account just because that fund has a more favorable revenue sharing arrangement with us.

In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements with the companies as denoted below.  We have entered into revenue sharing arrangements with the following companies::

Portfolio Company	Revenue Sharing %

BlackRock Advisors, LLC	0.10%

The Dreyfus Corporation	0.15% (does not apply to the Dreyfus Stock Index Fund, Inc.)

THE AFMaxx® 457(b) GROUP VARIABLE ANNUITY

Owning a 457(b) Group Variable Annuity Policy

The AFMaxx® 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers and tax-exempt organizations pursuant to Section 457(b) of the Internal Revenue Code.  American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company.  Any present or future employee of the policyholder can become a participant by investing in the policy.  Under the policy, American Fidelity Assurance Company promises to pay income to the participants in the form of annuity payments beginning on a date chosen by the participant.  American Fidelity Assurance Company establishes an account for each participant, and the account contains values and reflects activity for the participant.  The person upon whose life the annuity payments are based is called the annuitant.  If the annuitant dies during the accumulation period, American Fidelity Assurance Company will pay a death benefit to the beneficiary.

Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan.  All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.

Naming a Beneficiary

The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant’s death.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

Voting Rights

Although American Fidelity Assurance Company legally owns the underlying portfolios’ shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions.  This type of voting may allow a small number of policy owners to control the outcome of the vote.  If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

Changes in Policy Terms

Any changes to the policy must be made in writing and signed by an authorized officer of American Fidelity Assurance Company.

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ABOUT THE PARTICIPANT ACCOUNT

Purchase Payments

Money is invested in the policy when purchase payments are made.  Purchase payments can only be made during the accumulation period.  Except for the initial purchase payment, purchase payments will be credited to a participant’s account within one business day of receipt in our office.  In accordance with the plan, the amount of a participant’s purchase payments may be increased, decreased or changed at any time.  All payment allocations must be in whole percentages.  Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount.  A participant account will not lapse even if no purchase payments are made during a policy year.

Once we receive a minimum initial purchase payment of $25 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days.  If we are unable to complete the initial process within five business days, we will either return the money or get permission to keep it until we obtain all of the necessary information.  Purchase payments received by 3:00 p.m., Central Time, will receive same day pricing in determining the number of sub-account accumulation units to credit to a participant account.

American Fidelity Assurance Company allocates purchase payments to each participant’s account as instructed by the policyholder, in accordance with the terms of the plan.  Subsequent purchase payments will be allocated in the same manner unless we receive other instructions.  The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.

Accumulation Units

In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit.  Every purchase payment increases the number of accumulation units in a participant’s account.  To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments.  Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.

We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by dividing the total value of a sub-account’s net assets by the number of the sub-account’s outstanding accumulation units.

The value of an accumulation unit relating to any sub-account may go up or down from day to day.  If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments.  (This is not true if a participant invests solely in the Guaranteed Interest Account.)  The value of a participant account also depends on the expenses of the policy and the underlying portfolio.

When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.  When a withdrawal is made, the number of accumulation units in the participant account will decrease.  For more information about withdrawals, see the “Withdrawals” information that appears elsewhere in this document.

The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.

Example

On Thursday, we receive an additional purchase payment of $100 designated to a participant account.  The participant previously allocated 100% of this amount to The Dreyfus Stock Index Fund sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund is valued at $10.75.  To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of The Dreyfus Stock Index Fund sub-account.

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RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity.  We must be notified of the desired annuity date at least 30 calendar days before annuity payments begin.

The earliest annuity date that may be requested for commencement of a participant’s annuity payments is 30 calendar days after a participant’s effective date.  If the policy is issued pursuant to a qualified plan, the annuitant is generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which the annuitant retires or the calendar year in which the annuitant turns 70½, whichever comes later.  Otherwise, the annuity date may not be later than the annuitant’s 85th birthday or the maximum date permitted under state law, whichever is earlier.  This annuity date may be changed by written request any time before the original annuity date, and at least 30 calendar days before the new annuity date.  Please read the plan for other information related to distributions.

The duration of a participant’s annuity period will impact the amount of the participant’s monthly annuity payments.  Choosing an early annuity date may increase the duration of a participant’s annuity period, which will decrease the amount of the participant’s monthly annuity payments.  Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.

Selecting an Annuity Option

Four annuity payment options are available under the policy.  In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 calendar days before the annuity date.  If an option is based on life expectancy, we will require proof of the payee’s date of birth.

As permitted by the plan, one of the following annuity options may be chosen.  If no annuity option is selected, we will make monthly annuity payments to you in accordance with Option 2 below.  We may make other annuity options available from time to time.  After annuity payments begin, the annuity option cannot be changed.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected and thereafter, during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3%, or 50% of the annuity payment in effect originally.
If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.

OPTION 4	Period Certain
We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years.  When the annuitant dies, any amounts remaining under the specified period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the annuitant’s death.

Annuity Payments

Annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually.  Electing to receive payments less frequently will increase the individual payment amount.  However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment.  The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due.  The participant’s adjusted account value will be applied to the applicable annuity table based on the annuity option selected.  The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied.  The guaranteed interest rate on all options is 3% compounded annually.  We may suspend, defer, or postpone annuity payments as described elsewhere in this document.

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INVESTMENT OPTIONS

When purchase payments are made in connection with the AFMaxx® 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to our Guaranteed Interest Account, any one or more of Separate Account C’s sub-accounts, or both.  Each of the sub-accounts corresponds with one of the portfolios listed below.  Additional sub-accounts may be available in the future.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Funds Insurance Series ® • International FundSM (Call 800.421.9900 ext. 65413 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the Contract.	Advisor: Capital Research and Management CompanySM Sub-Advisor: None
BlackRock Variable Series Funds, Inc.
Portfolios available under AFMaxx® 457(b) Group Variable Annuity policy:
• Basic Value V.I. Fund
• Value Opportunities V.I. Fund
(Call 800.441.7762 to request portfolio prospectus)
	Open-end, management investment company offering one or more separate funds available under the AFMaxx® 457(b) Group Variable Annuity.	Advisor: BlackRock Advisors, LLC Sub-Advisor: None
The Dreyfus Socially Responsible Growth Fund, Inc. (Call 800.554.4611 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: The Dreyfus Corporation
The Dreyfus Stock Index Fund, Inc. (Call 800.554.4611 to request portfolio prospectus)	Open-end management investment company	Advisor: The Dreyfus Corporation Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation)
Vanguard® Variable Insurance Fund
Portfolios available under AFMaxx® 457(b) Group Variable Annuity policy:

• Balanced Portfolio
• Capital Growth Portfolio
• Mid-Cap Index Portfolio
• Total Bond Market Index Portfolio
• Total Stock Market Index Portfolio

(Call 800.522.5555 to request portfolio prospectus)
Open-end, management investment company offering one or more portfolios available under the AFMaxx® 457(b) Group Variable Annuity.
Advisor of Vanguard VIF Balanced Portfolio: Wellington Management, LLC
Advisor of Vanguard VIF Capital Growth Portfolio:  PRIMECAP Management Company

Advisor of Vanguard VIF  Mid-Cap Index Portfolio, Vanguard VIF Total Bond Market Index Portfolio and Vanguard VIF Total Stock Market Index Portfolio: The Vanguard Group, Inc.

None of the available Vanguard portfolios have a sub-advisor.

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets, which could adversely affect such portfolio’s net asset value per share.

You should read the prospectuses for the portfolios carefully before investing.  The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios.  You may request copies of the prospectuses of the portfolios by calling the telephone numbers in the preceding table.  You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers in the preceding table, or by contacting us at the address and phone number on the cover of this prospectus.

Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFMaxx® 457(b) Group Variable Annuity.  If we decide to make a substitution, we will give you notice of our intention.

Transfers

Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated.  We reserve the right to limit the number of transfers that may be made.  All asset transfers made in any one day count as one transfer.  We will not be liable for transfers made at a participant’s or a policyholder’s direction.  All transfers must be in whole percentages.  Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.

Automatic Dollar Cost Averaging

Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as the source of a transfer.  By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation period.  Currently, there is no transfer fee; however, we reserve the right to take into account transfers made under the automatic dollar cost averaging program in determining any transfer fee that is applicable in the future.

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Asset Rebalancing

After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift.  At the participant’s direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations.  If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year.  Asset rebalancing is only available in the accumulation period.

If you participate in asset rebalancing, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Frequent Purchases and Redemptions

Market timing policies are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.

We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

In light of the risk posed to participants and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend, or change the ability of participants to transfer assets between investment options if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

•
We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•
We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals, and interfund transfer requests received by facsimile, and, when available, electronic transfers through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•
If a participant attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the participant will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.  However, because we do retain the right to exercise our discretion on a case by case basis, certain policy owners may be able to successfully use market timing strategies in connection with Separate Account C.

Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

EXPENSES

Charges and expenses that exist in connection with the AFMaxx® 457(b) Group Variable Annuity will reduce a participant’s investment return.  You should carefully read this section for information about these expenses.

Insurance Charges

We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account.  We deduct the insurance charges when we calculate the value of the accumulation units.  The insurance charges include:

•	mortality and expense risk;
•	administrative expense; and
•	distribution expense.

Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted.  This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

Administrative Charge.  The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio.  This charge is for all the expenses associated with the policy’s administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge.  The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio.  This charge compensates us for the costs associated with distributing the policies.

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Withdrawal Charge

Any withdrawals made may be subject to a withdrawal charge that compensates us for expenses associated with selling the AFMaxx® 457(b) Group Variable Annuity.  The withdrawal charge is a percentage (up to 8%) of the amount withdrawn, as shown in the Fee Table on page 3.  We calculate the withdrawal charge at the time of each withdrawal.  No withdrawal charge will be applied when a death benefit is paid.

Portfolio Expenses

In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.

Taxes

If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.  Premium taxes generally range from 0% to 3.5%, depending on the state.

We will also deduct from the policy any income taxes that we incur as a result of the policy.  Currently, we are not making any such deductions.

WITHDRAWALS

If a policyholder’s plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments.  After we begin making annuity payments, no withdrawals or redemptions may be made.

Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan.  The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, if applicable, and any taxes due will be deducted from the amount withdrawn before the participant receives it.  We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant’s investment options. If a participant does not want the withdrawal to come from each of his or her investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept.  We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100.  We will mail any payment within seven calendar days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred, or postponed, as described elsewhere in this document.  Income taxes and certain restrictions may apply to any withdrawal you make.

A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in a participant’s account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  A participant’s request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.  All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.

Payments for accumulation units redeemed will be mailed within seven calendar days after we receive request that is in good order; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared.  Additionally, we may suspend, defer, or delay payments as described elsewhere in this document.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

●	trading on the New York Stock Exchange is restricted;

●	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

●	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

DEATH BENEFIT AMOUNT

The death benefit amount will be paid within seven calendar days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.

Death of Participant Before the Annuity Date

If a participant dies prior to the annuity date, the death benefit will be the greater of:  (1) the participant’s purchase payments, less any withdrawals and withdrawal charges, or (2) the participant’s account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death.

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Death of Annuitant After the Annuity Date

If an annuitant dies on or after the annuity date, during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant’s death.

TAXES

The following general tax discussion is not intended as tax advice.  Participants should consult their own tax advisors about their circumstances.  We have included additional information regarding taxes in the Statement of Additional Information.

Tax Treatment of Distributions

The rules of the Internal Revenue Code of 1986, as amended (the “Code”), govern the tax treatment of distributions from an eligible deferred compensation plan described under Section 457(b) of the Code (an “Eligible 457(b) Plan”).  The Code generally provides that a participant in a 457(b) Plan sponsored by a governmental entity will not be taxed on any increase in the value of the participant account until a distribution occurs.  Taxes will be due on the amount of any distribution as it is paid to you.  If the distribution is an “eligible rollover distribution” as defined in the Code, we are generally required to withhold 20% of the distribution for federal income tax purposes unless a participant elects to make a direct rollover to an eligible retirement plan.  You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.

Distributions

The Code limits distributions from a 457(b) plan.  Distributions can only be made:

•	beginning with the calendar year in which the participant attains age 70½;
•	when a participant has a severance of employment;
•	when a participant dies; or
•	when a participant is faced with an “unforeseeable emergency” (as defined in the plan, pursuant to the Code and Treasury Regulations).

An Eligible 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code.  These required minimum distributions are required to begin for a participant by the April 1 of the calendar year following the latest to occur of the participant’s attainment of age 70½ or the participant’s retirement.  The distributions are calculated based on the value of the participant’s account and the participant’s age.

Diversification

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract.  We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios.  If you are considered the owner of the portfolios’ shares, it will result in the loss of the favorable tax treatment for the policy.  It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select.  If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively.  However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

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OTHER INFORMATION

American Fidelity Assurance Company

We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity, and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.11
We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.11

Separate Account C

We established Separate Account C under Oklahoma insurance law in 2002 to hold the assets that underlie the AFMaxx® 457(b) Group Variable Annuity.  Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is June 4, 2002.  The Separate Account is divided into 10 sub-accounts.

We hold Separate Account C’s assets in our name on behalf of Separate Account C, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains, and losses (realized or unrealized) that result from Separate Account C’s assets are credited to or charged against Separate Account C without regard to our other income, gains, and losses.  We are obligated to pay all benefits and make all payments under the AFMaxx® 457(b) Group Variable Annuity.

Underwriter

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.11

Legal Proceedings

There are no pending material legal proceedings affecting us, Separate Account C, or American Fidelity Securities, Inc.

Financial Statements

Our financial statements and Separate Account C’s financial statements are included in our Statement of Additional Information.  The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

______________________________
11 Office re-location in progress as of the date hereof.  New address will be 9000 N. Broadway, Oklahoma City, Oklahoma  73114 upon completion of re-location in late 2015 to mid-2016.

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TABLE OF CONTENTS OF

THE STATEMENT OF ADDITIONAL INFORMATION

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________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

□ AFMaxx® 457(b) Group Variable Annuity □ American Funds Insurance Series® □ BlackRock Variable Series Funds, Inc.	□ The Dreyfus Socially Responsible Growth Fund, Inc. □ The Dreyfus Stock Index Fund, Inc. □ Vanguard® Variable Insurance Fund

Name ________________________________________________________________
(please print)
Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015

This is not a prospectus.  This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2015 for the 457(b) Group Variable Annuity.

The Prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	800.662.1106	va.help@americanfidelity.com

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015

GENERAL INFORMATION AND HISTORY OF
AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

FEDERAL TAX STATUS

NOTE: The following is a description of federal income tax law applicable to annuities in general. You should seek competent tax advice regarding the matters discussed in the Prospectus and this Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

American Fidelity Assurance Company is taxed as a life insurance company under the Internal Revenue Code (the “Code”).  For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the “Treasury Department”). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

The Treasury Department has issued regulations (including Treas. Reg. § 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.

Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Section 457(b) Plan Federal Tax Status

Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.  Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA, another governmental Section 457(b) plan in a direct rollover, or a governmental defined benefit plan to purchase permissive service credits.  A distribution may be converted directly to a Roth IRA, subject to certain restrictions in 408A, but will be subject to federal income tax.  You should seek competent advice about the tax consequences of any distributions.

Income Tax Withholding

All distributions from governmental 457(b) plans except distributions rolled over in a direct rollover are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, federal income tax is withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments that are not considered “eligible rollover distributions.” The participant may elect not to have taxes withheld or to have withholding done at a different rate unless the distribution is an eligible rollover distribution.  Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount of any tax owed.  Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.  Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.  Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

There is a mandatory 20% withholding for eligible rollover distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over.  Eligible rollover distributions are any non-periodic distributions that are not: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department.  An eligible rollover distribution that is distributed to the participant is eligible to be rolled over to an “eligible retirement plan” if the rollover is completed within 60 calendar days of receipt of the eligible rollover distribution by the participant.  An eligible rollover distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income.  Any federal income tax withheld will be applied against the participant’s federal income tax liability for the year of distribution and is available for refund.  Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Penalty Tax on Distributions Attributed to Rollovers

Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the AFMaxx® 457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA, or a 403(b) plan, if received by the participant before the age of 59½, except by reason of death, disability, or as part of a series of payments for life or life expectancy following a separation from service or other exceptions which may apply.

OFFERING OF THE AFMaxx® 457(b) GROUP VARIABLE ANNUITY

American Fidelity Separate Account C offers the AFMaxx® 457(b) Group Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.

FIXED ANNUITY PAYOUT

The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected.  The fixed annuity provides an annual guaranteed interest rate on all annuity options.

UNDERWRITER
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2014, 2013 and 2012 were $73,714, $57,975 and $51,243, respectively.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The name and address of the person who maintains physical possession of the accounts, books, and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, President and Chief Operating Officer, American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 7310612

The financial statements of American Fidelity Separate Account C and the consolidated financial statements and schedules of American Fidelity Assurance Company and Subsidiaries included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as stated in its reports appearing herein. KPMG LLP’s address is 210 Park Avenue, Suite 2850, Oklahoma City, Oklahoma 73102.

INVESTMENT CONSULTANT
InvesTrust Consulting, LLC, 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the investment consultant agreement, from time to time, InvesTrust Consulting, LLC provides certain reports and information to Separate Account C and American Fidelity Assurance Company.  InvesTrust Consulting, LLC is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

American Fidelity Assurance Company pays any compensation payable to InvesTrust Consulting, LLC for services provided to Separate Account C.  No such compensation has been paid to InvesTrust Consulting, LLC during the last three years.

LEGAL OPINION

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

FINANCIAL STATEMENTS

Following are the financial statements of Separate Account C and the consolidated financial statements and schedules of American Fidelity Assurance Company and Subsidiaries .  The consolidated financial statements of American Fidelity Assurance Company and Subsidiaries should be considered only as bearing upon the ability of American Fidelity Assurance Company and Subsidiaries to meet their obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

______________________________

12 Office re-location in progress as of the date hereof.  New address will be 9000 N. Broadway, Oklahoma City, Oklahoma  73114 upon completion of re-location in late 2015 to mid-2016.

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Statements

December 31, 2015

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company and
Contract Owners
American Fidelity Separate Account C:

We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, International Value, Technology Growth, Value Opportunities V.I., Basic Value V.I., Capital Appreciation V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP International, Dual Strategy Fund, American Fund International, VNG Total Bond Market Index, VNG Balanced, VNG Small Company, VNG Capital Growth, VNG Total Stock Index, and VNG Mid Cap Index segregated subaccounts of American Fidelity Separate Account C (Account C) as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account C’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2014 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KMPG LLP

Oklahoma City, Oklahoma
February 10, 2015

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2014
	Segregated subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Investments:
Dreyfus Socially Responsible Growth Fund, Inc. (21,765 shares
at net asset value of $45.97 per share) (cost $647,700)	$1,000,546	—	—	—
Dreyfus Stock Index Fund (292,783 shares at net asset value
of $44.99 per share) (cost $9,113,601)	—	13,172,317	—	—
Dreyfus International Value Portfolio (153,482 shares at net
asset value of $10.55 per share) (cost $1,831,748)	—	—	1,619,232	—
Dreyfus Technology Growth Portfolio (48,472 shares at net asset
value of $18.65 per share) (cost $564,265)	—	—	—	904,004
Total assets	1,000,546	13,172,317	1,619,232	904,004
Total liabilities	—	—	—	—
Net assets	$1,000,546	13,172,317	1,619,232	904,004
Accumulation units outstanding	43,155	541,370	99,515	40,057
Accumulation unit value	$23.185	24.331	16.271	22.568

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2014
	Segregated subaccounts
	Value		Capital
	Opportunities	Basic	Appreciation
	V.I.	Value V.I.	V.I.
Investments:
BlackRock Variable Series Funds:
Value Opportunities V.I. Fund (284,369 shares at net asset
value of $26.96 per share) (cost $5,553,329)	$7,666,590	—	—
Basic Value V.I. Fund (486,019 shares at net asset value of
$16.42 per share) (cost $6,589,268)	—	7,980,435	—
Capital Appreciation V.I. Fund (38,848 shares at net asset value
of $9.00 per share) (cost $352,552)	—	—	349,634
Total assets	7,666,590	7,980,435	349,634
Total liabilities	—	—	—
Net assets	$7,666,590	7,980,435	349,634
Accumulation units outstanding	274,260	307,128	19,701
Accumulation unit value	$27.954	25.984	17.747

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2014
	Segregated subaccounts
		VP	VP		American
	VP	Capital	Income and	VP	Fund
	Balanced	Appreciation	Growth	International	International
Investments:
American Century Variable Portfolios:
VP Balanced (178,768 shares at net asset value
of $7.97 per share) (cost $1,208,634)	$1,424,779	—	—	—	—
VP Capital Appreciation (149,959 shares at net asset
value of $15.72 per share) (cost $1,938,678)	—	2,357,362	—	—	—
VP Income and Growth (149,786 shares at net asset value
of $10.11 per share) (cost $1,033,975)	—	—	1,514,340	—	—
VP International (114,804 shares at net asset value
of $9.98 per share) (cost $964,345)	—	—	—	1,145,743	—
American Fund International (7,977 shares at
net asset value of $20.35 per share) (cost $162,966)	—	—	—	—	162,335
Total assets	1,424,779	2,357,362	1,514,340	1,145,743	162,335
Total liabilities	—	—	—	—	—
Net assets	$1,424,779	2,357,362	1,514,340	1,145,743	162,335
Accumulation units outstanding	67,443	68,656	65,946	57,162	16,837
Accumulation unit value	$21.126	34.336	22.963	20.044	9.642

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2014
	Segregated subaccounts
			VNG	VNG	VNG	VNG
	VNG Total Bond	VNG	Small	Capital	Total	Mid Cap
	Market Index	Balanced	Company	Growth	Stock Index	Index
Investments:
Vanguard Total Bond Market Index (196,469 shares at net asset
value of $12.07 per share) (cost $2,315,216)	$2,371,377	—	—	—	—	—
Vanguard Balanced (343,128 shares at net asset value of $23.99
per share) (cost $6,670,047)	—	8,231,638	—	—	—	—
Vanguard Small Company (192,923 shares at net asset value of
$24.14 per share) (cost $3,350,615)	—	—	4,657,167	—	—	—
Vanguard Capital Growth (37,699 shares at net asset value of
$27.15 per share) (cost $755,545)	—	—	—	1,023,531	—	—
Vanguard Total Stock Index (79,425 shares at net asset value of
$33.46 per share) (cost $2,667,553)	—	—	—	—	2,657,559	—
Vanguard Mid Cap Index (4,579 shares at net asset value of
$22.49 per share) (cost $101,942)	—	—	—	—	—	102,986
Total assets	2,371,377	8,231,638	4,657,167	1,023,531	2,657,559	102,986
Total liabilities	—	—	—	—	—	—
Net assets	$2,371,377	8,231,638	4,657,167	1,023,531	2,657,559	102,986
Accumulation units outstanding	178,017	445,179	216,975	47,817	267,253	10,220
Accumulation unit value	$13.321	18.491	21.464	21.405	9.944	10.077
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2014
	Segregated subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$11,691	234,202	30,119	—
Less expenses:
Mortality and risk	11,388	149,071	23,679	12,449
Administration	1,367	17,889	2,842	1,494
Distribution	911	11,926	1,894	995
Total expenses	13,666	178,886	28,415	14,938
Net investment income (loss)	(1,975)	55,316	1,704	(14,938)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	58,385	112,219	—	51,186
Proceeds from sales	60,993	500,953	233,303	233,224
Cost of investments sold	50,939	404,496	239,902	170,091
Net realized gains (losses) on investments sold	10,054	96,457	(6,599)	63,133
Net realized gains (losses) on investments	68,439	208,676	(6,599)	114,319
Unrealized appreciation (depreciation) on investments, end of year	352,846	4,058,716	(212,516)	339,739
Unrealized appreciation (depreciation) on investments, beginning of year	316,830	2,982,824	(6,417)	390,142
Change in unrealized appreciation (depreciation) on investments	36,016	1,075,892	(206,099)	(50,403)
Net increase (decrease) in net assets from operations	$102,480	1,339,884	(210,994)	48,978

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2014
	Segregated subaccounts
	Value		Capital
	Opportunities	Basic	Appreciation
	V.I.	Value V.I.	V.I.
Net investment income (loss):
Investment income distribution from underlying mutual fund	$19,714	260,354	19,132
Less expenses:
Mortality and risk	88,726	93,419	3,682
Administration	10,647	11,210	442
Distribution	7,098	7,474	295
Total expenses	106,471	112,103	4,419
Net investment income (loss)	(86,757)	148,251	14,713
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	503,454	900,672	35,494
Proceeds from sales	328,308	301,715	24,418
Cost of investments sold	245,659	233,656	23,021
Net realized gains (losses) on investments sold	82,649	68,059	1,397
Net realized gains (losses) on investments	586,103	968,731	36,891
Unrealized appreciation (depreciation) on investments, end of year	2,113,261	1,391,167	(2,918)
Unrealized appreciation (depreciation) on investments, beginning of year	2,342,037	1,912,626	25,358
Change in unrealized appreciation (depreciation) on investments	(228,776)	(521,459)	(28,276)
Net increase in net assets from operations	$270,570	595,523	23,328

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2014
	Segregated subaccounts
		VP	VP		Dual	American
	VP	Capital	Income and	VP	Strategy	Fund
	Balanced	Appreciation	Growth	International	Fund	International
Net investment income (loss):
Investment income distribution from underlying mutual fund	$77,813	18,904	30,034	19,887	306,490	1,332
Less expenses:
Mortality and risk	18,375	28,362	18,418	15,357	27,104	70
Administration	2,205	3,403	2,210	1,843	3,253	8
Distribution	1,470	2,269	1,474	1,229	2,168	6
Total expenses	22,050	34,034	22,102	18,429	32,525	84
Net investment income (loss)	55,763	(15,130)	7,932	1,458	273,965	1,248
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	73,424	428,302	—	—	1,208,482	—
Proceeds from sales	233,802	250,517	189,804	130,379	2,668,461	—
Cost of investments sold	206,883	216,271	140,509	112,860	3,181,378	—
Net realized gains (losses) on investments sold	26,919	34,246	49,295	17,519	(512,917)	—
Net realized gains (losses) on investments	100,343	462,548	49,295	17,519	695,565	—
Unrealized appreciation (depreciation) on investments, end of year	216,145	418,684	480,365	181,398	—	(631)
Unrealized appreciation (depreciation) on investments, beginning of year	255,547	722,172	382,597	289,130	732,982	—
Change in unrealized appreciation (depreciation) on investments	(39,402)	(303,488)	97,768	(107,732)	(732,982)	(631)
Net increase (decrease) in net assets from operations	$116,704	143,930	154,995	(88,755)	236,548	617

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2014
	Segregated subaccounts
	VNG		VNG	VNG	VNG	VNG
	Total Bond	VNG	Small	Capital	Total	Mid Cap
	Market Index	Balanced	Company	Growth	Stock Index	Index
Net investment income (loss):
Investment income distribution from underlying mutual fund	$55,373	207,380	221,330	6,028	—	—
Less expenses:
Mortality and risk	28,827	93,438	59,531	9,609	3,131	51
Administration	3,459	11,213	7,144	1,153	376	6
Distribution	2,306	7,475	4,762	769	250	4
Total expenses	34,592	112,126	71,437	11,531	3,757	61
Net investment income (loss)	20,781	95,254	149,893	(5,503)	(3,757)	(61)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	8,071	340,504	402,910	13,300	—	—
Proceeds from sales	221,395	249,063	633,267	35,639	24,993	—
Cost of investments sold	218,804	222,927	518,622	30,857	25,020	—
Net realized gains (losses) on investments sold	2,591	26,136	114,645	4,782	(27)	—
Net realized gains (losses) on investments	10,662	366,640	517,555	18,082	(27)	—
Unrealized appreciation (depreciation) on investments, end of year	56,161	1,561,591	1,306,552	267,986	(9,994)	1,044
Unrealized appreciation (depreciation) on investments, beginning of year	(9,122)	1,433,609	1,888,422	161,233	—	—
Change in unrealized appreciation (depreciation) on investments	65,283	127,982	(581,870)	106,753	(9,994)	1,044
Net increase (decrease) in net assets from operations	$96,726	589,876	85,578	119,332	(13,778)	983
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2014
	Segregated subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,975)	55,316	1,704	(14,938)
Net realized gains (losses) on investments	68,439	208,676	(6,599)	114,319
Unrealized appreciation (depreciation) during the year	36,016	1,075,892	(206,099)	(50,403)
Net increase (decrease) in net assets from operations	102,480	1,339,884	(210,994)	48,978
Net increase (decrease) in net assets from contract transactions	52,351	704,895	(40,917)	(84,551)
Increase (decrease) in net assets	154,831	2,044,779	(251,911)	(35,573)
Net assets, beginning of year	845,715	11,127,538	1,871,143	939,577
Net assets, end of year	$1,000,546	13,172,317	1,619,232	904,004

  (Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2014
	Segregated subaccounts
	Value		Capital
	Opportunities	Basic	Appreciation
	V.I.	Value V.I.	V.I.
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(86,757)	148,251	14,713
Net realized gains (losses) on investments	586,103	968,731	36,891
Unrealized appreciation (depreciation) during the year	(228,776)	(521,459)	(28,276)
Net increase in net assets from operations	270,570	595,523	23,328
Net increase (decrease) in net assets from contract transactions	450,786	345,009	97,426
Increase in net assets	721,356	940,532	120,754
Net assets, beginning of year	6,945,234	7,039,903	228,880
Net assets, end of year	$7,666,590	7,980,435	349,634

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2014
	Segregated subaccounts
		VP	VP		Dual	American
	VP	Capital	Income and	VP	Strategy	Fund
	Balanced	Appreciation	Growth	International	Fund	International
Increase (decrease) in net assets from operations:
Net investment income (loss)	$55,763	(15,130)	7,932	1,458	273,965	1,248
Net realized gains (losses) on investments	100,343	462,548	49,295	17,519	695,565	—
Unrealized appreciation (depreciation) during the year	(39,402)	(303,488)	97,768	(107,732)	(732,982)	(631)
Net increase (decrease) in net assets from operations	116,704	143,930	154,995	(88,755)	236,548	617
Net increase (decrease) in net assets from contract transactions	(118,663)	41,558	34,368	18,351	(2,491,899)	161,718
Increase (decrease) in net assets	(1,959)	185,488	189,363	(70,404)	(2,255,351)	162,335
Net assets, beginning of year	1,426,738	2,171,874	1,324,977	1,216,147	2,255,351	—
Net assets, end of year	$1,424,779	2,357,362	1,514,340	1,145,743	—	162,335

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2014
	Segregated subaccounts
	VNG		VNG	VNG	VNG	VNG
	Total Bond	VNG	Small	Capital	Total	Mid Cap
	Market Index	Balanced	Company	Growth	Stock Index	Index
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,781	95,254	149,893	(5,503)	(3,757)	(61)
Net realized gains (losses) on investments	10,662	366,640	517,555	18,082	(27)	—
Unrealized appreciation (depreciation) during the year	65,283	127,982	(581,870)	106,753	(9,994)	1,044
Net increase (decrease) in net assets from operations	96,726	589,876	85,578	119,332	(13,778)	983
Net increase (decrease) in net assets from contract transactions	118,828	814,805	(210,659)	305,939	2,671,337	102,003
Increase (decrease) in net assets	215,554	1,404,681	(125,081)	425,271	2,657,559	102,986
Net assets, beginning of year	2,155,823	6,826,957	4,782,248	598,260	—	—
Net assets, end of year	$2,371,377	8,231,638	4,657,167	1,023,531	2,657,559	102,986
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2013
	Segregated subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,202)	35,104	8,039	(11,493)
Net realized gains (losses) on investments	2,569	153,848	357	3,955
Unrealized appreciation (depreciation) during the year	199,868	2,315,262	309,684	222,881
Net increase in net assets from operations	200,235	2,504,214	318,080	215,343
Net increase (decrease) in net assets from contract transactions	48,115	520,114	86,663	68,497
Increase in net assets	248,350	3,024,328	404,743	283,840
Net assets, beginning of year	597,365	8,103,210	1,466,400	655,737
Net assets, end of year	$845,715	11,127,538	1,871,143	939,577

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2013
	Segregated subaccounts
	Value		Capital
	Opportunities	Basic	Appreciation
	V.I.	Value V.I.	V.I.
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(55,236)	2,116	(2,508)
Net realized gains (losses) on investments	40,817	40,890	31,197
Unrealized appreciation (depreciation) during the year	1,978,608	1,773,521	20,412
Net increase in net assets from operations	1,964,189	1,816,527	49,101
Net increase (decrease) in net assets from contract transactions	178,777	286,585	60,586
Increase in net assets	2,142,966	2,103,112	109,687
Net assets, beginning of year	4,802,268	4,936,791	119,193
Net assets, end of year	$6,945,234	7,039,903	228,880

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2013
	Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,202	(27,991)	8,214	1,253	(4,627)
Net realized gains (losses) on investments	39,483	79,728	20,362	7,695	49,319
Unrealized appreciation (depreciation) during the year	148,479	417,725	298,131	192,643	468,578
Net increase in net assets from operations	189,164	469,462	326,707	201,591	513,270
Net increase (decrease) in net assets from contract transactions	57,641	155,048	64,973	78,716	121,134
Increase in net assets	246,805	624,510	391,680	280,307	634,404
Net assets, beginning of year	1,179,933	1,547,364	933,297	935,840	1,620,947
Net assets, end of year	$1,426,738	2,171,874	1,324,977	1,216,147	2,255,351

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2013
	Segregated subaccounts
	VNG		VNG	VNG
	Total Bond	VNG	Small	Capital
	Market Index	Balanced	Company	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,936	49,999	(32,941)	(2,020)
Net realized gains (losses) on investments	22,493	136,103	280,451	11,260
Unrealized appreciation (depreciation) during the year	(127,885)	798,357	1,160,105	127,776
Net increase (decrease) in net assets from operations	(82,456)	984,459	1,407,615	137,016
Net increase (decrease) in net assets from contract transactions	160,677	707,840	380,193	147,424
Increase in net assets	78,221	1,692,299	1,787,808	284,440
Net assets, beginning of year	2,077,602	5,134,658	2,994,440	313,820
Net assets, end of year	$2,155,823	6,826,957	4,782,248	598,260
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	Socially Responsible Growth
	2014	2013	2012	2011	2010
Net assets	$1,000,546	845,715	597,365	496,858	459,635
Accumulation unit value	23.185	20.744	15.674	14.210	14.296
Number of accumulation units outstanding	43,155	40,769	38,111	34,966	32,152
Investment income as a percent of average net assets (1)	1.28%	1.20%	0.78%	0.87%	0.81%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	11.77	32.35	10.30	(0.60)	13.11
	Stock Index
	2014	2013	2012	2011	2010
Net assets	$13,172,317	11,127,538	8,103,210	6,592,753	5,847,229
Accumulation unit value	24.331	21.776	16.743	14.684	14.632
Number of accumulation units outstanding	541,370	511,004	483,990	448,963	399,626
Investment income as a percent of average net assets (1)	1.97%	1.87%	2.09%	1.87%	1.90%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	11.73	30.06	14.02	0.36	13.13
	International Value
	2014	2013	2012	2011	2010
Net assets	$1,619,232	1,871,143	1,466,400	1,215,638	1,378,111
Accumulation unit value	16.271	18.215	15.033	13.545	16.867
Number of accumulation units outstanding	99,515	102,727	97,544	89,750	81,706
Investment income as a percent of average net assets (1)	1.60%	1.99%	2.86%	2.06%	1.73%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(10.67)	21.17	10.99	(19.70)	2.90
	Technology Growth
	2014	2013	2012	2011	2010
Net assets	$904,004	939,577	655,737	497,878	480,781
Accumulation unit value	22.568	21.446	16.392	14.392	15.842
Number of accumulation units outstanding	40,057	43,812	40,003	34,595	30,349
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	5.23	30.83	13.90	(9.15)	28.01
	Value Opportunities V.I.
	2014	2013	2012	2011	2010
Net assets	$7,666,590	6,945,234	4,802,268	4,155,488	3,980,928
Accumulation unit value	27.954	26.968	19.224	17.187	17.881
Number of accumulation units outstanding	274,260	257,534	249,806	241,777	222,635
Investment income as a percent of average net assets (1)	0.28%	0.56%	0.49%	0.42%	0.59%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	3.66	40.28	11.85	(3.88)	26.78
	Basic Value V.I.
	2014	2013	2012	2011	2010
Net assets	$7,980,435	7,039,903	4,936,791	4,122,017	3,838,570
Accumulation unit value	25.984	23.994	17.640	15.701	16.339
Number of accumulation units outstanding	307,128	293,398	279,860	262,533	234,937
Investment income as a percent of average net assets (1)	3.47%	1.54%	1.89%	1.91%	1.80%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	8.29	36.02	12.35	(3.90)	11.13
	Global Allocation V.I.
	2014	2013	2012	2011	2010 *
Net assets	$—	—	—	—	36,330
Accumulation unit value	—	—	—	—	11.419
Number of accumulation units outstanding	—	—	—	—	3,182
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	1.66%
Expenses as a percent of average net assets (2)	—	—	—	1.50	1.50
Total return (3)	—	—	—	**	14.19

  (Continued)

	Capital Appreciation V.I.
	2014	2013	2012	2011	2010 *
Net assets	$349,634	228,880	119,193	62,708	30,195
Accumulation unit value	17.747	16.562	12.563	11.202	12.479
Number of accumulation units outstanding	19,701	13,820	9,488	5,598	2,420
Investment income as a percent of average net assets (1)	6.48%	—%	0.95%	0.45%	0.25%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	7.16	31.83	12.15	(10.23)	24.79
	VP Balanced
	2014	2013	2012	2011	2010
Net assets	$1,424,779	1,426,738	1,179,933	1,161,085	995,519
Accumulation unit value	21.126	19.251	16.875	15.322	14.766
Number of accumulation units outstanding	67,443	73,086	69,920	75,779	67,418
Investment income as a percent of average net assets (1)	5.30%	1.59%	2.04%	1.92%	1.94%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	8.22	15.68	10.14	3.76	9.97
	VP Capital Appreciation
	2014	2013	2012	2011	2010
Net assets	$2,357,362	2,171,874	1,547,364	1,204,810	1,065,054
Accumulation unit value	34.336	32.231	24.990	21.868	23.744
Number of accumulation units outstanding	68,656	67,385	61,919	55,094	44,856
Investment income as a percent of average net assets (1)	0.83%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	6.53	28.98	14.28	(7.90)	29.34
	VP Income and Growth
	2014	2013	2012	2011	2010
Net assets	$1,514,340	1,324,977	933,297	752,304	650,363
Accumulation unit value	22.963	20.720	15.486	13.700	13.487
Number of accumulation units outstanding	65,946	63,948	60,269	54,914	48,222
Investment income as a percent of average net assets (1)	2.04%	2.23%	2.15%	1.58%	1.59%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	10.83	33.80	13.04	1.58	12.45
	VP International
	2014	2013	2012	2011	2010
Net assets	$1,145,743	1,216,147	935,840	685,723	664,942
Accumulation unit value	20.044	21.532	17.856	14.960	17.265
Number of accumulation units outstanding	57,162	56,480	52,411	45,838	38,513
Investment income as a percent of average net assets (1)	1.62%	1.62%	0.81%	1.33%	2.18%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(6.91)	20.59	19.36	(13.35)	11.60
	Dual Strategy Fund
	2014	2013	2012	2011	2010
Net assets	$—	2,255,351	1,620,947	1,407,784	1,289,605
Accumulation unit value	—	19.773	15.148	13.213	13.404
Number of accumulation units outstanding	—	114,060	107,010	106,548	96,212
Investment income as a percent of average net assets (1)	13.88%	1.27%	1.08%	1.01%	1.35%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	****	30.53	14.65	(1.42)	16.96
	American Fund International
	2014 ***	2013	2012	2011	2010
Net assets	$162,335	—	—	—	—
Accumulation unit value	9.642	—	—	—	—
Number of accumulation units outstanding	16,837	—	—	—	—
Investment income as a percent of average net assets (1)	9.85%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	—	—	—	—
Total return (3)	(3.58)	—	—	—	—

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	VNG Total Bond Market Index
	2014	2013	2012	2011	2010
Net assets	$2,371,377	2,155,823	2,077,602	1,794,269	1,376,327
Accumulation unit value	13.321	12.770	13.26	12.946	12.208
Number of accumulation units outstanding	178,017	168,820	156,603	138,595	112,743
Investment income as a percent of average net assets (1)	2.41%	2.58%	2.59%	3.10%	3.11%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	4.32	(3.75)	2.48	6.05	4.91
	VNG Balanced
	2014	2013	2012	2011	2010
Net assets	$8,231,638	6,826,957	5,134,658	3,984,692	3,200,638
Accumulation unit value	18.491	17.088	14.469	13.049	12.773
Number of accumulation units outstanding	445,179	399,513	354,868	305,373	250,570
Investment income as a percent of average net assets (1)	2.77%	2.34%	2.59%	2.47%	2.76%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	8.21	18.10	10.88	2.16	9.36
	VNG Small Company
	2014	2013	2012	2011	2010
Net assets	$4,657,167	4,782,248	2,994,440	2,369,072	1,982,641
Accumulation unit value	21.464	21.076	14.599	12.926	12.945
Number of accumulation units outstanding	216,975	226,904	205,111	183,282	153,158
Investment income as a percent of average net assets (1)	4.64%	0.64%	0.23%	0.17%	0.31%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	1.84	44.37	12.94	(0.15)	29.83
	VNG Capital Growth
	2014	2013	2012	2011	2010 *
Net assets	$1,023,531	598,260	313,820	155,479	100,423
Accumulation unit value	21.405	18.348	13.449	11.823	12.114
Number of accumulation units outstanding	47,817	32,607	23,334	13,151	8,290
Investment income as a percent of average net assets (1)	0.78%	1.06%	0.84%	0.78%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	16.66	36.43	13.75	(2.40)	21.14
	VNG Total Stock Index
	2014 ***	2013	2012	2011	2010
Net assets	$2,657,559	—	—	—	—
Accumulation unit value	9.944	—	—	—	—
Number of accumulation units outstanding	267,253	—	—	—	—
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	—	—	—	—
Total return (3)	(0.56)	—	—	—	—
	VNG Mid Cap Index
	2014 ***	2013	2012	2011	2010
Net assets	$102,986	—	—	—	—
Accumulation unit value	10.077	—	—	—	—
Number of accumulation units outstanding	10,220	—	—	—	—
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	—	—	—	—
Total return (3)	0.77	—	—	—	—

(Continued)

*	This segregated subaccount was added as an investment option on May 1, 2010. Investment income and expense ratios are annualized and total return is not annualized.
**	Total return is not presented as this segregated subaccount was terminated on May 1, 2011.
***	This segregated subaccount was added as an investment option on December 1, 2014. Investment income and expense ratios are annualized and total return is not annualized.
****	Total return is not presented as this segregated subaccount was terminated on November 26, 2014.
(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund divided by the average net assets.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	The total return for the period indicated, including changes in the value of the underlying fund, reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2014

(1)	Summary of Significant Accounting Policies

(a)	General

American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced in September 2002.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

One of Account C’s subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA. On November 26, 2014, the American Fidelity Dual Strategy Fund, Inc. was substituted with the Vanguard Total Stock Market Index Fund. Two new sub-accounts, American Fund International and Vanguard Mid-Cap Index, were added on December 1, 2014.

Account C is an investment company and applies the specialized accounting and reporting guidance in ASC Topic 946 Financial Services – Investment Companies. In June 2013, the FASB issued Accounting Standards Update No. 2013-08, Financial Services-Investment Companies (Topic 946), Amendments to the Scope, Measurement, and Disclosure Requirements (ASU No. 2013-08). ASU No. 2013-08 provides criteria that govern whether an entity qualifies as an investment company for financial reporting purposes and is effective during interim and annual periods beginning after December 15, 2013. Account C has adopted this guidance in 2014 with no material impact to the financial statements or disclosures.

(b)	Investments

Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

Account C groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities. Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 – significant unobservable inputs (including Account C’s own assumptions used to determine the fair value of investments). There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2014

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value Account C’s net assets as of December 31, 2014:

Level 1 – Quoted prices	$58,341,575
Level 2 – Other significant
observable inputs	—
Level 3 – Significant unobservable
inputs	—
Total	$58,341,575

(c)	Income Taxes

Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns, under sections of the Internal Revenue Code (the Code) applicable to life insurance companies, as part of the American Fidelity Corporation and Subsidiaries consolidated federal income tax returns. Account C will not be taxed as a “regulated investment company” under subchapter M of the Code. Based on this, no charge is being made currently to Account C for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Account C recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes. Account C has no unrecognized tax positions at December 31, 2014.

As of December 31, 2014, Account C has no accrued interest and penalties related to unrecognized tax positions. Account C would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2011 through 2014 remain open to examination by the major taxing jurisdictions to which Account C is subject. Account C, as part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

If additional reserves are required, AFA reimburses Account C. At December 31, 2014, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2014.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2014

(e)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)	Variable Annuity Contracts

AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds’ daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds’ daily net assets (1.25% per annum).

During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% in policy years one through five to 0% beginning in policy year eleven. All such fees were paid to AFA.

(3)	Unit Activity from Contract Transactions

Transactions in units for each segregated subaccount for the years ended December 31, 2014 and 2013 were as follows:

	2014 – Segregated subaccounts
	Socially Responsible Growth		Stock Index
	Units	Dollars	Units	Dollars
Payments received	5,271	$116,911	64,168	$1,470,095
Withdrawal of funds	(2,885)	(64,560)	(33,802)	(765,200)
Net change from
contract transactions	2,386	$52,351	30,366	$704,895

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2014

	2014 – Segregated subaccounts
	International Value		Technology Growth
	Units	Dollars	Units	Dollars
Payments received	12,100	$216,078	7,073	$155,296
Withdrawal of funds	(15,312)	(256,995)	(10,828)	(239,847)
Net change from
contract transactions	(3,212)	$(40,917)	(3,755)	$(84,551)

	2014 – Segregated subaccounts
	Value Opportunities V.I.		Basic Value V.I.
	Units	Dollars	Units	Dollars
Payments received	32,042	$869,311	30,405	$759,802
Withdrawal of funds	(15,316)	(418,525)	(16,675)	(414,793)
Net change from
contract transactions	16,726	$450,786	13,730	$345,009

	2014 – Segregated subaccounts
	Capital Appreciation V.I.		VP Balanced
	Units	Dollars	Units	Dollars
Payments received	7,744	$129,153	6,077	$122,743
Withdrawal of funds	(1,863)	(31,727)	(11,720)	(241,406)
Net change from
contract transactions	5,881	$97,426	(5,643)	$(118,663)

	2014 – Segregated subaccounts
	VP Capital Appreciation		VP Income and Growth
	Units	Dollars	Units	Dollars
Payments received	10,531	$346,218	11,308	$243,818
Withdrawal of funds	(9,260)	(304,660)	(9,310)	(209,450)
Net change from
contract transactions	1,271	$41,558	1,998	$34,368

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2014

	2014 – Segregated subaccounts
	VP International		Dual Strategy Fund
	Units	Dollars	Units	Dollars
Payments received	7,656	$160,802	8,975	$184,331
Withdrawal of funds	(6,974)	(142,451)	(123,035)	(2,676,230)
Net change from
contract transactions	682	$18,351	(114,060)	$(2,491,899)

	2014 – Segregated subaccounts
	American Fund International
	Units	Dollars
Payments received	16,837	$161,718
Withdrawal of funds	—	—
Net change from
contract transactions	16,837	$161,718

	2014 – Segregated subaccounts
	VNG Total Bond Market Index		VNG Balanced
	Units	Dollars	Units	Dollars
Payments received	28,776	$377,061	69,813	$1,242,841
Withdrawal of funds	(19,579)	(258,233)	(24,147)	(428,036)
Net change from
contract transactions	9,197	$118,828	45,666	$814,805

	2014 – Segregated subaccounts
	VNG Small Company		VNG Capital Growth
	Units	Dollars	Units	Dollars
Payments received	25,172	$513,831	17,752	$356,506
Withdrawal of funds	(35,101)	(724,490)	(2,542)	(50,567)
Net change from
contract transactions	(9,929)	$(210,659)	15,210	$305,939

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2014

	2014 – Segregated subaccounts
	VNG Total Stock Index		VNG Mid Cap Index
	Units	Dollars	Units	Dollars
Payments received	269,893	$2,697,688	10,200	$102,003
Withdrawal of funds	(2,640)	(26,351)	—	—
Net change from
contract transactions	267,253	$2,671,337	10,200	$102,003

	2013 – Segregated subaccounts
	Socially Responsible Growth		Stock Index
	Units	Dollars	Units	Dollars
Payments received	4,339	$79,347	56,926	$1,099,089
Withdrawal of funds	(1,681)	(31,232)	(29,912)	(578,975)
Net change from
contract transactions	2,658	$48,115	27,014	$520,114

	2013 – Segregated subaccounts
	International Value		Technology Growth
	Units	Dollars	Units	Dollars
Payments received	10,243	$168,558	5,580	$100,124
Withdrawal of funds	(5,060)	(81,895)	(1,771)	(31,627)
Net change from
contract transactions	5,183	$86,663	3,809	$68,497

	2013 – Segregated subaccounts
	Value Opportunities V.I.		Basic Value V.I.
	Units	Dollars	Units	Dollars
Payments received	21,916	$499,735	31,307	$651,850
Withdrawal of funds	(14,188)	(320,958)	(17,769)	(365,265)
Net change from
contract transactions	7,728	$178,777	13,538	$286,585

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2014

	2013 – Segregated subaccounts
	Capital Appreciation V.I.		VP Balanced
	Units	Dollars	Units	Dollars
Payments received	4,342	$60,715	9,628	$176,112
Withdrawal of funds	(10)	(129)	(6,462)	(118,471)
Net change from
contract transactions	4,332	$60,586	3,166	$57,641

	2013 – Segregated subaccounts
	VP Capital Appreciation		VP Income and Growth
	Units	Dollars	Units	Dollars
Payments received	9,652	$275,270	9,622	$173,974
Withdrawal of funds	(4,186)	(120,222)	(5,943)	(109,001)
Net change from
contract transactions	5,466	$155,048	3,679	$64,973

	2013 – Segregated subaccounts
	VP International		Dual Strategy Fund
	Units	Dollars	Units	Dollars
Payments received	7,599	$146,158	10,667	$184,460
Withdrawal of funds	(3,530)	(67,442)	(3,617)	(63,326)
Net change from
contract transactions	4,069	$78,716	7,050	$121,134

	2013 – Segregated subaccounts
	VNG Total Bond Market Index		VNG Balanced
	Units	Dollars	Units	Dollars
Payments received	27,236	$354,294	61,417	$972,601
Withdrawal of funds	(15,019)	(193,617)	(16,772)	(264,761)
Net change from
contract transactions	12,217	$160,677	44,645	$707,840

 (Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2014

	2013 – Segregated subaccounts
	VNG Small Company		VNG Capital Growth
	Units	Dollars	Units	Dollars
Payments received	28,698	$499,341	10,377	$165,397
Withdrawal of funds	(6,905)	(119,148)	(1,104)	(17,973)
Net change from
contract transactions	21,793	$380,193	9,273	$147,424

(4)	Subsequent Events

Account C has evaluated subsequent events requiring adjustments or disclosure in the financial statements through February 10, 2015, the date the financial statements were issued.

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

December 31, 2014 and 2013

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2014. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/KPMG LLP

Oklahoma City, Oklahoma
April 14, 2015

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2014 and 2013
(In thousands)
Assets	2014	2013
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of
$2,792,025 and $2,669,077 in 2014 and 2013, respectively)	$2,948,868	2,679,224
Equity securities available-for-sale, at fair value:
Preferred stocks (cost of $211 in 2014 and 2013)	277	627
Common stocks (cost of $24,069 and $27,374 in
2014 and 2013, respectively)	24,334	27,627
Trading investments	829,148	753,563
Mortgage loans on real estate, net	351,052	336,655
Investment real estate, at cost (less accumulated depreciation of
$3,541 and $2,218 in 2014 and 2013, respectively)	40,131	41,041
Policy loans	51,928	43,976
Short-term and other investments	499	542
	4,246,237	3,883,255
Cash and cash equivalents	133,835	122,939
Accrued investment income	38,592	37,615
Accounts receivable:
Uncollected premiums	65,195	69,692
Reinsurance receivable	1,025,315	1,012,554
Other	14,760	15,000
	1,105,270	1,097,246
Deferred policy acquisition costs	496,907	470,666
Other assets	80,131	80,761
Separate account assets	648,749	592,827
Total assets	$6,749,721	6,285,309

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2014 and 2013
(In thousands)
Liabilities and Stockholder’s Equity	2014	2013
Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$1,026,534	1,009,665
Accident and health	747,535	709,562
Unearned premiums	6,531	5,969
Benefits payable	188,451	181,877
Funds held under deposit administration contracts	1,423,239	1,335,384
Other policy liabilities	131,004	135,033
	3,523,294	3,377,490
Other liabilities:
Funds withheld under reinsurance contract	736,705	729,383
Derivative in funds withheld under reinsurance contract	116,201	51,635
Deferred income tax liability	144,401	84,093
General expenses, taxes, licenses and fees payable,
and other liabilities	136,224	155,236
	1,133,531	1,020,347
Notes payable	536,580	537,148
Capital lease obligation	45,299	62,157
Separate account liabilities	648,749	592,827
Total liabilities	5,887,453	5,589,969
Stockholder’s equity:
Common stock, par value $10 per share. Authorized, issued,
and outstanding, 250,000 shares	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive income	92,324	4,991
Retained earnings	735,906	656,311
Total stockholder’s equity	862,268	695,340
Commitments and contingencies (notes 7, 9, 11, 12 and 14)
Total liabilities and stockholder’s equity	$6,749,721	6,285,309
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Income
Years ended December 31, 2014, 2013 and 2012
(In thousands, except per share amounts)
	2014	2013	2012
Insurance revenues:
Premiums:
Life and annuity	$86,560	75,188	68,087
Accident and health	662,652	660,010	633,347
	749,212	735,198	701,434
Investment revenues:
Net investment income	123,641	120,750	117,334
Realized investment gains (losses)	68,560	(65,352)	51,710
Impairment losses recognized in earnings	(334)	(2,318)	(2,733)
Other revenues, net	21,162	12,541	19,587
Total revenues	962,241	800,819	887,332
Benefits:
Benefits paid or provided:
Life and annuity	30,289	26,211	35,349
Accident and health	339,889	331,852	337,100
Interest credited to funded contracts	45,885	49,442	47,375
Change in reserves for future policy benefits:
Life and annuity (net of increase in reinsurance
reserves ceded of $4,965, $5,509 and $15,300
in 2014, 2013 and 2012, respectively)	11,978	(2,388)	18,689
Accident and health (net of increase in reinsurance
reserves ceded of $12,651, $7,438 and
$11,543 in 2014, 2013 and 2012, respectively)	25,046	30,246	51,218
Change in fair value of derivative in funds withheld
under reinsurance contract	64,566	(74,549)	40,377
	517,653	360,814	530,108
Expenses:
Selling costs	149,461	140,941	128,401
Other operating, administrative, and general expenses	142,958	138,830	127,667
Taxes, other than federal income taxes, and licenses
and fees	25,958	20,392	21,105
Net increase in deferred policy acquisition costs	(38,241)	(18,043)	(22,354)
	280,136	282,120	254,819
Total benefits and expenses	797,789	642,934	784,927
Income before income tax expense	164,452	157,885	102,405
Income tax expense:
Current	36,575	40,952	21,741
Deferred	13,282	8,455	10,417
	49,857	49,407	32,158
Net income	$114,595	108,478	70,247
Basic net income per share	$458	434	281
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)
Years ended December 31, 2014, 2013 and 2012
(In thousands)
	2014	2013	2012
Net income	$114,595	108,478	70,247
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on investments available-for-sale:
Unrealized holding gains (losses) arising during period	149,784	(197,543)	81,622
Less reclassification adjustment for gains included
in net income	(3,760)	(7,484)	(12,586)
Plus other-than-temporary impairment losses
recognized in earnings	334	2,318	2,733
Effect on deferred policy acquisition cost	(12,000)	17,458	(6,940)
	134,358	(185,251)	64,829
Income tax benefit (expense) related to items of other
comprehensive income	(47,025)	64,838	(22,690)
Other comprehensive income (loss), net of tax	87,333	(120,413)	42,139
Total comprehensive income (loss)	$201,928	(11,935)	112,386
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Stockholder’s Equity
Years ended December 31, 2014, 2013 and 2012
(In thousands)
			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income	earnings	equity
Balance, December 31, 2011	$2,500	31,538	83,265	557,589	674,892
Net income	—	—	—	70,247	70,247
Other comprehensive income	—	—	42,139	—	42,139
Dividends paid	—	—	—	(40,003)	(40,003)
Balance, December 31, 2012	2,500	31,538	125,404	587,833	747,275
Net income	—	—	—	108,478	108,478
Other comprehensive loss	—	—	(120,413)	—	(120,413)
Dividends paid	—	—	—	(40,000)	(40,000)
Balance, December 31, 2013	2,500	31,538	4,991	656,311	695,340
Net income	—	—	—	114,595	114,595
Other comprehensive income	—	—	87,333	—	87,333
Dividends paid	—	—	—	(35,000)	(35,000)
Balance, December 31, 2014	$2,500	31,538	92,324	735,906	862,268
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2014, 2013 and 2012
(In thousands)
	2014	2013	2012
Cash flows from operating activities:
Net income	$114,595	108,478	70,247
Adjustments to reconcile net income to net cash provided
by operating activities:
Provision for depreciation	3,517	3,842	880
Accretion of discount on investments	(2,577)	(2,999)	(3,516)
Realized gains on investments	(4,368)	(10,253)	(13,385)
Net purchases, sales, and maturities of trading
investments	(8,675)	1,877	(27,421)
Net increase in deferred policy acquisition costs	(38,241)	(18,043)	(22,354)
Increase in accrued investment income	(977)	(1,666)	(2,725)
Increase in accounts receivable	(8,024)	(11,908)	(41,515)
(Increase) decrease in other assets, net of realized gains	(1,565)	1,340	(62,816)
Increase in policy liabilities	61,978	40,359	119,686
Interest credited on deposit and other investment-type
contracts	45,885	49,442	47,375
Charges on deposit and other investment-type contracts	(9,087)	(14,240)	(12,026)
Change in general expenses, taxes, licenses
and fees payable, funds withheld under reinsurance
contract and other liabilities	(28,302)	12,089	94,618
Change in fair value of derivative in funds withheld
under reinsurance contract	64,566	(74,549)	40,377
Net change in fair value of trading investments	(64,192)	75,605	(38,325)
Provision for other than temporarily impaired investments	334	2,318	2,733
Deferred income taxes	13,282	8,455	10,417
Total adjustments	23,554	61,669	92,003
Net cash provided by operating activities	138,149	170,147	162,250
Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available-for-sale	264,107	332,941	574,414
Equity securities available-for-sale	4,838	307	392
Mortgage loans on real estate	69,147	49,656	53,646
Real estate	—	206	—
Net change in short-term and other investments, net of
realized gains	43	10,272	13,337
Purchase of investments:
Fixed maturities available-for-sale	(383,017)	(518,785)	(779,396)
Equity securities available-for-sale	(1,531)	(900)	(825)
Mortgage loans on real estate	(83,690)	(46,988)	(62,948)
Real estate	(412)	(470)	(40,436)
Net change in policy loans	(7,952)	1,335	1,093
Net cash used in investing activities	(138,467)	(172,426)	(240,723)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2014, 2013 and 2012
(In thousands)
	2014	2013	2012
Cash flows from financing activities:
Dividends paid to parent	$(35,000)	(40,000)	(40,003)
Proceeds from notes payable	130,000	75,000	91,193
Repayment of notes payable	(130,568)	(75,988)	(25,000)
Repayment of capital lease obligation	(246)	(883)	—
Deposits to deposit and other investment-type contracts	145,798	147,573	149,686
Withdrawals from deposit and other investment-type contracts	(98,770)	(89,969)	(72,477)
Net cash provided by financing activities	11,214	15,733	103,399
Net change in cash and cash equivalents	10,896	13,454	24,926
Cash and cash equivalents, beginning of year	122,939	109,485	84,559
Cash and cash equivalents, end of year	$133,835	122,939	109,485
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$18,473	19,163	19,774
Federal income taxes, net of refunds received	39,575	37,745	21,170
Supplemental disclosure of noncash investing and
financing activities:
Change in net unrealized holding gains (losses) on investment available-for-sale net of deferred tax (expense) benefit
of $(51,225), $70,948 and $(25,119) in 2014, 2013
and 2012, respectively	$95,133	(131,761)	46,650
Effect on deferred policy acquisition cost from change in
net unrealized holding gains on investments available-
for-sale, net of deferred tax benefit (expense) of
$4,200, $(6,110) and $2,429 in 2014, 2013 and 2012,
respectively	(7,800)	11,348	4,511
Capital lease asset	—	—	63,040
Capital lease obligation	—	—	63,040
Change in capital lease obligation and asset due to
lease modification	16,612	—	—
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule IV – Reinsurance
Years ended December 31, 2014, 2013 and 2012
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2014:
Life insurance in force	$24,050,279	9,611,320	29,292	14,468,251	0.20%
Premiums:
Life insurance	$139,049	52,535	46	86,560	0.05%
Accident and health insurance	719,908	102,266	45,010	662,652	6.79
Total premiums	$858,957	154,801	45,056	749,212	6.01%
Year ended December 31, 2013:
Life insurance in force	$23,391,025	9,780,628	29,771	13,640,168	0.22%
Premiums:
Life insurance	$140,361	65,220	47	75,188	0.06%
Accident and health insurance	720,144	115,992	55,858	660,010	8.46
Total premiums	$860,505	181,212	55,905	735,198	7.60%
Year ended December 31, 2012:
Life insurance in force	$22,740,398	10,195,420	30,457	12,575,435	0.24%
Premiums:
Life insurance	$125,644	57,606	49	68,087	0.07%
Accident and health insurance	696,675	112,880	49,552	633,347	7.82
Total premiums	$822,319	170,486	49,601	701,434	7.07%
See accompanying report of independent registered public accounting firm.

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(1)	Business Description and Significant Accounting Policies

(a)	Business

American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico and Guam, with approximately 37% of direct premiums written in Oklahoma, Texas and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States and Latin America.

(b)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP), which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

(c)	Use of Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with (U.S. GAAP). Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management believes its estimates and assumptions to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

 resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods. Principal estimates that could change in the future are the fair value of investments, whether an available-for-sale security is other-than-temporarily impaired, and the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

(d)	Investments

The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans and short-term and other investments. Management records investments on the trade date and determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold until maturity, and they are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments held for indefinite periods of time and not intended to be held to maturity or for trading are classified as available-for-sale and carried at fair value. All of the Company’s investments are classified as available-for-sale or trading.

The effects of unrealized holding gains and losses on trading securities are included in the accompanying consolidated statements of income. The effects of unrealized holding gains and losses on securities available-for-sale are reported in the accompanying consolidated statements of comprehensive income. Transfers of securities between categories are recorded at fair value at the date of transfer.

Short-term investments are reported at amortized cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investments in real estate are carried at cost less accumulated depreciation. Investments in real estate, excluding land, are depreciated on a straight-line basis using an estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

Realized gains and losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the net investment income line item in the consolidated statements of income. Investment income from asset-backed, loan-backed, structured securities and mortgage loans is recognized based on the constant effective-yield method, which includes an adjustment for estimated principal prepayments, if any. The effective yield used to determine amortization for securities subject to prepayment risk is recalculated and adjusted periodically based upon actual historical and/or projected future cash flows, which are obtained from a widely accepted securities data provider. Dividend and interest income are recognized when earned. Rental income on real estate is recognized on a straight-line basis over the lease term.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default. Interest income on investments in default is recognized only when payments are received. Investments

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

included in the consolidated balance sheet that were not income producing for the preceding twelve months were not material.

To maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

The Company limits its risk by investing in fixed maturities and equity securities of investment-grade rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. The Company does not purchase fixed maturities that are below investment-grade; however, certain securities have dropped below investment-grade after they were acquired. Certain fixed maturities are guaranteed by the United States government. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals.

One of the significant considerations related to available-for-sale securities is the evaluation of impairments on investments. In the assessment to determine if a decline in the estimated fair value of any given security is other-than-temporary, management evaluates the following factors: (1) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; (2) the recoverability of principal and interest for fixed maturity securities, or cost for equity securities; (3) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities, or cost for equity securities; and (4) the financial condition of the issuer, including near-term and long-term prospects, the relevant industry conditions and trends, and implications of rating agency actions and offering prices.

If management determines that a decline in the value of an equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss in the period such a determination was made. For debt securities, the amount of the other than temporary impairment (OTTI) recognized in earnings depends on whether the Company intends to sell or more likely than not will be required to sell the security before recovery. If either one of these criteria is met, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost and its estimated fair value at the impairment measurement date. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss recognized in earnings at an amount equal to the difference between the amortized cost and the present value of anticipated cash flows, and a noncredit loss recognized in other comprehensive income for any difference between the fair value and the net present value of anticipated cash flows. Any subsequent recoveries in value, other than amounts accreted to the expected recovery amount, are recognized at disposition.

The risks inherent in assessing the impairment of an investment include the risk that market factors may differ from the Company’s projections and the risk that facts and circumstances factored into the Company’s assessment may change with time and may lead to a different impairment conclusion in future periods.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(e)	Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The levels are as follows:

•	Level 1 inputs are quoted prices in active markets for identical securities

•	Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 inputs are significant unobservable inputs (including the Company’s own assumptions used to determine the fair value of investments).

(f)	Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

(g)	Recognition of Premium Revenue and Related Costs

Revenues from life, payout annuity (with life contingencies), and long-duration accident and health policies represent premiums recognized when due from policyholders and are included in life and annuity, and accident and health premiums. Premiums related to short-duration accident and health policies are recognized over the applicable premium-paying period. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company’s earnings related to annuity products are impacted by conditions in the overall interest rate environment.

Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(h)	Policy Acquisition Costs

The Company defers acquisition costs that are directly related to the successful acquisition of business. Direct costs deferred consist principally of field sales compensation, commissions, and underwriting and issue costs. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company’s experience. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable. As part of the required accounting for unrealized gains and losses, the Company also adjusts DAC to recognize the adjustment as if the unrealized gains and losses from securities classified as available-for-sale had been realized.

(i)	Policy Liabilities

Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company’s experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable and the group disability reserves for benefits payable are discounted at 4.5% and 4.75% at December 31, 2014 and 2013, respectively. The discount used is based on the yield on assets supporting the blocks of business. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company’s best estimate of the ultimate value, actual results may vary from these estimates.

(j)	Reinsurance

The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the consolidated balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

(k)	Income Taxes

Income taxes are accounted for under the asset-and-liability method as prescribed by the applicable accounting standards. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes and measures unrecognized income tax positions as prescribed by the applicable accounting standards for income taxes. The accounting guidance clarifies the accounting for unrecognized income tax positions in an enterprise’s consolidated financial statements and requires that realization of an unrecognized income tax position must be “more likely than not” (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the consolidated financial statements. Further, the guidance prescribes the benefit to be recorded in the consolidated financial statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. The Company recognizes any interest accrued in interest expense and any penalties accrued in operating expense that relate to unrecognized income tax positions.

(l)	Capital Lease Assets and Equipment

Capital lease assets and equipment, which are included in other assets, are stated at cost less accumulated depreciation and are depreciated on a straight-line basis using estimated lives of three to ten years for equipment and the shorter of the useful life of the capital lease asset or the lease term of 20 years. The balance of the capital lease asset and equipment at December 31, 2014 and 2013, was approximately $41,715,000 and $62,001,000, respectively. This reflects modifications to the capital lease agreement in 2014.  Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

(m)	Company-Owned Life Insurance

The Company is the owner of three single premium insurance policies and one group variable life insurance policy for certain current executives of the Company, where the Company is the beneficiary. These policies, accounted for using the investment method, were purchased in 2010 and 2014.  The policies are recorded in other assets at their net cash surrender values, as reported by the four issuing insurance companies, whose Standard & Poor’s financial strength ratings are AA+ for the single premium insurance policies and A for the group variable life insurance policy. The net cash surrender values totaled approximately $31,935,000 and $16,419,000 as of December 31, 2014 and 2013, respectively, and are included in other assets. The face value (death benefit) of the life insurance policies underlying the contracts was approximately $80,217,000 and $40,101,000 as of December 31, 2014 and 2013, respectively.

(n)	Separate Accounts

The Company maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A), American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account A, Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of Account A, Account B, and Account C are segregated from the Company’s assets. The assets are held for the exclusive benefit of the variable annuity contract

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

The following table summarizes the inputs used to value the separate accounts’ net assets as of December 31 (in thousands):

	2014	2013
Level 1 – Quoted prices	$648,749	592,827
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$648,749	592,827

There were no transfers of securities between levels during the years.

(o)	Basic Net Income per Share

Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2014, 2013 and 2012, the weighted average number of shares outstanding was 250,000. There are no dilutive shares outstanding.

(p)	Derivative in Funds Withheld under Reinsurance Contract

The Company follows the applicable accounting guidance on embedded derivatives related to modified coinsurance arrangements. The Company’s funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the guidance. At December 31, 2014 and 2013, the balance of the funds withheld under reinsurance contract was approximately $736,705,000 and $729,383,000, respectively. The identified embedded derivative closely resembles a total return swap. A valuation model was developed to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The assumptions for the value of the derivative include the difference between the book and market value of the underlying investment portfolio and the present value of the future Interest Maintenance Reserve (IMR) amortization. The LIBOR/swap curve is used to calculate the present value of the future IMR amortization using rates published by LIBOR and the U.S. Federal Reserve on the last day of each quarter.

The change in the embedded derivative for the years ended December 31, 2014, 2013 and 2012 of approximately $(64,566,000), $74,549,000 and $(40,377,000), respectively, is included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.

(q)	Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(r)	Recently Adopted Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (Topic 820). ASU 2011-04 provides a consistent definition of fair value and ensures that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance is effective for annual periods beginning after December 15, 2011. The provisions of this update were adopted and are included in the notes to the consolidated financial statements.

(s)	New Accounting Pronouncements

In February 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-02, “Consolidation: Amendment to the Consolidate Analysis.”  This revised standard improves targeted areas of the consolidation guidance and reduces the number of consolidation models.  This update is effective for annual and interim periods in fiscal years beginning after December 15, 2015, with early adoption permitted.  The Company does not expect the adoption of ASU 2015-02 to have a material impact on the consolidated financial position or results of operations.

In May 2014, the FASB issued guidance in ASU No. 2014-09, outlining a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers.  This guidance requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  Additionally, this guidance expands related disclosure requirements.  This guidance is effective for reporting periods beginning after December 15, 2016.  The Company is currently evaluating the impact this guidance will have on the consolidated financial position and results of operations.

(2)	Statutory Financial Information

The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. GAAP. The Company reported statutory net income for the years ended December 31, 2014, 2013 and 2012 of approximately $69,252,000, $71,728,000 and $58,513,000, respectively. The Company reported statutory capital and surplus at December 31, 2014 and 2013 of approximately $380,373,000 and $342,671,000, respectively.

Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

 in 2014, is approximately $69,506,000, which is the statutory net gain from operations at December 31, 2014.

(3)	Investments

Investment income for the years ended December 31 is summarized below (in thousands):
	2014	2013	2012
Interest on fixed maturities	$169,023	166,198	162,820
Dividends on equity securities	1,266	908	833
Interest on mortgage loans	22,449	22,723	22,401
Investment real estate income	4,800	4,886	3,257
Interest on policy loans	3,135	2,932	3,058
Interest on short-term investments	6	44	68
Other	582	330	464
	201,261	198,021	192,901
Less reinsurance allowance for investment
income under funds withheld
arrangement (note 12)	(42,832)	(42,671)	(42,648)
Less investment expenses	(34,788)	(34,600)	(32,919)
Net investment income	$123,641	120,750	117,334

Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

	2014		2013		2012
	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Fixed maturities available-for-sale	$3,760	146,696	7,481	(203,316)	12,586	71,742
Equity securities available-for-sale	—	(338)	4	607	—	27
Trading securities	753	—	2,662	—	891	—
Trading securities (not recognized)	64,192	—	(75,605)	—	38,325	—
Other-than-temporary impairments	(334)	—	(2,318)	—	(2,733)	—
Mortgage loans and real estate	(145)	—	106	—	(93)	—
Short term and other	—	—	—	—	1	—
	$68,226	146,358	(67,670)	(202,709)	48,977	71,769

Included in the above realized gains (losses) is the decrease (increase) in the allowance for possible losses on mortgage loans of approximately $(145,000), $27,000 and $(93,000) in 2014, 2013 and 2012, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

The gross unrealized holding gains on equity securities available-for-sale were approximately $334,000, $669,000 and $192,000 in 2014, 2013 and 2012, respectively. The gross unrealized holding losses on equity securities available-for-sale were approximately $3,000 in 2014, $0 in 2013 and approximately $130,000 in 2012.

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale are as follows (in thousands):
	December 31, 2014
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$499	—	(1)	498
Obligations of U.S. government
agencies	8,814	1,041	—	9,855
States and territories	306,248	35,950	(167)	342,031
Special revenue	308,715	12,928	(5,167)	316,476
Foreign government	28,956	2,018	—	30,974
Corporate securities	1,360,903	83,096	(14,571)	1,429,428
Mortgage-backed securities	777,890	48,443	(6,727)	819,606
Total	$2,792,025	183,476	(26,633)	2,948,868

	December 31, 2013
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$1,000	1	—	1,001
Obligations of U.S. government
agencies	10,469	1,177	—	11,646
States and territories	298,920	15,653	(4,993)	309,580
Special revenue	308,701	8,797	(28,335)	289,163
Foreign government	35,941	662	(36)	36,567
Corporate securities	1,216,730	53,806	(36,539)	1,233,997
Mortgage-backed securities	797,316	24,616	(24,662)	797,270
Total	$2,669,077	104,712	(94,565)	2,679,224

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale at December 31, 2014 are shown below (in thousands) by effective maturity. Expected maturities will differ

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

 from effective maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	cost	fair value
Due in one year or less	$15,556	16,135
Due after one year through five years	380,428	411,436
Due after five years through ten years	838,858	861,460
Due after ten years	779,293	840,231
	2,014,135	2,129,262
Mortgage-backed securities	777,890	819,606
Total	$2,792,025	2,948,868

Proceeds from sales of investments in fixed maturities available-for-sale were approximately $114,092,000, $105,698,000 and $163,336,000 in 2014, 2013 and 2012, respectively. Gross gains of approximately $4,911,000, $6,086,000 and $10,959,000 were realized in 2014, 2013 and 2012, respectively. Gross losses of approximately $2,556,000, $593,000 and $56,000 were realized on those sales in 2014, 2013, and 2012, respectively. In addition, the Company realized net gains of approximately $1,405,000, $1,988,000 and $1,683,000 during 2014, 2013 and 2012, respectively, on investments in fixed maturities that were called or prepaid. During 2014, 2013 and 2012, the Company had certain securities that were other-than-temporarily impaired related to credit risk which created losses of approximately $334,000, $2,318,000 and $2,733,000, respectively.

The Company’s common stock consists primarily of Federal Home Loan Bank common stock.

At December 31, 2014 and 2013, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $829,148,000 and $753,563,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the years ended December 31, 2014, 2013 and 2012 were approximately $753,000, $2,662,000 and $891,000, respectively, and are included in net investment income. Net unrealized holding gains (losses) on trading securities held at December 31, 2014, 2013 and 2012 were approximately $89,439,000, $25,247,000 and $100,852,000, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):

	December 31, 2014
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities	$497	(1)	—	—	497	(1)
States and territories	—	—	11,597	(167)	11,597	(167)
Special revenue	2,999	(1)	161,849	(5,166)	164,848	(5,167)
Corporate securities	62,774	(1,316)	282,534	(13,255)	345,308	(14,571)
Mortgage-backed securities	7,025	(71)	83,748	(6,656)	90,773	(6,727)
Subtotal Debt Securities	73,295	(1,389)	539,728	(25,244)	613,023	(26,633)

Common Stocks	97	(3)	—	—	97	(3)
Total	$73,392	(1,392)	539,728	(25,244)	613,120	(26,636)

	December 31, 2013
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Foreign government	$11,948	(36)	—	—	11,948	(36)
States and territories	61,662	(4,960)	478	(33)	62,140	(4,993)
Special revenue	160,058	(24,113)	20,711	(4,222)	180,769	(28,335)
Corporate securities	394,613	(22,998)	139,995	(13,541)	534,608	(36,539)
Mortgage-backed securities	244,965	(13,573)	62,964	(11,089)	307,929	(24,662)
Total	$873,246	(65,680)	224,148	(28,885)	1,097,394	(94,565)

The unrealized losses in U.S. Treasury securities and obligations of U.S. government agencies and states and territories are due to interest rate fluctuations, which result in a decline in market values from original purchase price.  The securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment.  The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in special revenue securities are comprised of general obligations of U.S. government sponsored agencies for which the U.S. government is indirectly obligated. The unrealized loss is due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward or interest rates rise. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in mortgage-backed securities are comprised of mortgage-backed obligations of U.S. government-sponsored agencies for which the U.S. government is indirectly obligated, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage-backed sector. The credit quality on some mortgage-backed bonds has declined due to the large number of defaults on residential mortgage loans. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired. When the Company believes it will not receive all contractual cash flows, the securities are considered other-than-temporarily impaired.

At December 31, 2014 and 2013, investments with carrying values of approximately $2,903,000 and $2,899,000, respectively, were on deposit with state insurance departments as required by statute.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(4)	Fair Value Measurements

(a)	Fair Value Hierarchy

The following table presents the assets and liabilities that the Company measured at fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$498	—	—	498
U.S. agency bonds	—	9,855	—	9,855
Municipal bonds	—	342,031	—	342,031
Special revenue	—	310,415	6,061	316,476
Foreign government	—	30,974	—	30,974
Corporate bonds	—	1,167,220	262,208	1,429,428
Mortgage-backed	—	793,141	26,465	819,606
Trading:
U.S. Treasury bonds	685	—	—	685
Municipal bonds	—	108,639	—	108,639
Special revenue	—	38,627	3,091	41,718
Foreign government	—	5,452	—	5,452
Corporate bonds	—	595,106	18,169	613,275
Mortgage-backed	—	51,084	8,295	59,379
Preferred stock	277	—	—	277
FHLB common stock	23,868	—	—	23,868
Common stock – other	369	97	—	466
Total	$25,697	3,452,641	324,289	3,802,627
Liabilities:
Derivative in funds
withheld	$—	116,201	—	116,201
Total	$—	116,201	—	116,201

There were no transfers between Levels 1 and 2 during the year.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

The following table presents the change for the year ended December 31, 2014 in the assets measured at fair value using unobservable inputs (Level 3):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$265,872	27,040	292,912
Purchases	54,193	3,102	57,295
Sales	(38,254)	(3,852)	(42,106)
Realized loss	(1,540)	(1,259)	(2,799)
Accretion/amortization	17	10	27
OTTI	—	—	—
Change in market value	13,589	1,935	15,524
Transfers in and/or out of Level 3	857	2,579	3,436
Ending balance	$294,734	29,555	324,289

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a recurring basis at December 31, 2014 are summarized below:

Fair value
	at December 31,	Valuation	Unobservable	Range
	2014	techniques	input	(average)
Private placements	$289,529	Spread Matrix	Spreads	56 bps to 350 bps
(175bps avg)
			Ave Life	0.02 yrs – 14.00
yrs (7.10yrs
avg)
Structured notes	$34,760	Discounted
		Cash flow	Discount Rate	7.60% to 7.69%
(7.65% Avg)
			Recovery Rate	0% for Insurance Companies
& 10% for
Banks
			Default	AM Best Ratings
			probability	mapped to their
respective idealized
default probability

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

The following table presents the assets and liabilities that the Company measured at fair value on a recurring basis at December 31, 2013:

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$1,001	—	—	1,001
U.S. agency bonds	—	11,646	—	11,646
Municipal bonds	—	305,565	4,015	309,580
Special revenue	—	288,483	680	289,163
Foreign government	—	36,567	—	36,567
Corporate bonds	—	987,405	246,592	1,233,997
Mortgage-backed	—	782,685	14,585	797,270
Trading:
U.S. Treasury bonds	706	—	—	706
Municipal bonds	—	101,309	—	101,309
Special revenue	—	33,810	—	33,810
Foreign government	—	5,353	—	5,353
Corporate bonds	—	518,369	21,501	539,870
Mortgage-backed	—	66,976	5,539	72,515
Preferred stock	627	—	—	627
FHLB common stock	27,275	—	—	27,275
Common stock – other	352	—	—	352
Total	$29,961	3,138,168	292,912	3,461,041
Liabilities:
Derivative in funds
withheld	$—	51,635	—	51,635

Total	$—	51,635	—	51,635

There were no transfers between levels 1 and 2 during the year.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

The following table presents the change for the year ended December 31, 2013 in the assets measured at fair value using unobservable inputs (Level 3):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$246,327	37,291	283,618
Purchases	38,457	450	38,907
Sales	(8,429)	(5,561)	(13,990)
Realized gain (loss)	823	(84)	739
Accretion/amortization	(21)	—	(21)
OTTI	(179)	—	(179)
Change in market value	(11,106)	(2,002)	(13,108)
Transfers in and/or out of Level 3	—	(3,054)	(3,054)
Ending balance	$265,872	27,040	292,912

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a recurring basis at December 31, 2013 are summarized below:

Fair value
	at December 31,	Valuation	Unobservable	Range
	2013	techniques	input	(average)
Private placements	$272,788	Spread Matrix	Spreads	57 bps to 400 bps
(175bps avg)
			Ave Life	0.04 yrs–14.10
yrs (6.77yrs
avg)
Structured notes	$20,124	Discounted
		Cash flow	Discount Rate	6.70% to 14.40%
(10.55% Avg)
			Recovery Rate	0% for Banks
& 10% for
others
			Default	AM Best Ratings
			probability	mapped to their
respective idealized
default probability

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(b)	Fair Value of Financial Instruments

A summary of the Company’s financial instruments (in thousands) and the fair value estimates, methods, and assumptions is set forth below:

	Estimated market value as of December 31, 2014
	Carrying
	value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$133,835	133,835	—	—	133,835
Short term and other
investments	499	499	—	—	499
Bonds – Available-for-sale	2,948,868	498	2,653,635	294,735	2,948,868
Bonds – Trading	829,148	685	798,909	29,554	829,148
Equity – Available-for-sale	24,611	24,514	97	—	24,611
Accrued investment income	38,592	—	38,592	—	38,592
Mortgage loans	351,052	—	—	384,681	384,681
Financial liabilities:
Certain policy liabilities	1,451,240	—	—	1,449,968	1,449,968
Derivative in funds withheld	116,201	—	116,201	—	116,201
Notes payable	536,580	—	561,784	—	561,784
	Estimated market value as of December 31, 2013
	Carrying
	value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$122,939	122,939	—	—	122,939
Short-term and other
investments	542	542	—	—	542
Bonds – Available-for-sale	2,679,224	1,001	2,412,351	265,872	2,679,224
Bonds – Trading	753,563	706	725,817	27,040	753,563
Equity – Available-for-sale	28,254	28,254	—	—	28,254
Accrued investment income	37,615	—	37,615	—	37,615
Mortgage loans	336,655	—	—	365,424	365,424
Financial liabilities:
Certain policy liabilities	1,365,870	—	—	1,364,625	1,364,625
Derivative in funds withheld	51,635	—	51,635	—	51,635
Notes payable	537,148	—	568,410	—	568,410

Cash and Cash Equivalents, Short-Term and Other Investments, and Accrued Investment Income

The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns.

Policy Loans

Policy loans have average interest yields of approximately 6.54% and 6.73% as of December 31, 2014 and 2013, respectively, and have no specified maturity dates. These loans typically carry an

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

Fixed Maturities and Trading Investments

For fixed maturities and marketable equity securities, as well as trading securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company’s investments also include certain less liquid or private fixed maturity debt securities and other trading investments. Valuations are estimated based on nonbinding broker prices or valuation models, discounted cash flow models and other similar techniques that use observable or unobservable inputs.

Equity Securities

The fair value of equity securities investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers or bid quotations received from securities dealers.

Mortgage Loans

Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 5.52% and 5.93% for December 31, 2014 and 2013, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 3.81% and 4.36% for December 31, 2014 and 2013, respectively. These rates reflect the credit and interest rate risk inherent in the loans.  Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

Certain Policy Liabilities

Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is determined using estimated projected future cash flows discounted at the rate that would be required to transfer the liability in an orderly transaction. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

	2014		2013
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(In thousands)
Funds held under deposit
administration contracts	$1,423,239	1,419,544	1,335,384	1,331,900
Annuities	28,001	30,424	30,486	32,725

Derivative in Funds Withheld under Reinsurance Contract

The fair value of the Company’s derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

Notes Payable

The fair value of the Company’s notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/swap curve.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(5)	Deferred Policy Acquisition Costs

DAC principally represents field sales compensation, direct response costs, underwriting and issue costs, and related expenses. This asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. Information relating to the change in DAC is summarized as follows (in thousands):

	Life and	Accident and
	annuity	health	Total
Balance December 31, 2011	$82,807	336,944	419,751
Deferred costs	12,258	62,299	74,557
Amortization	(9,907)	(42,296)	(52,203)
Net increase	2,351	20,003	22,354
Change in DAC due to unrealized
investment gains	(6,940)	—	(6,940)
Balance December 31, 2012	78,218	356,947	435,165
Deferred costs	12,560	68,534	81,094
Amortization	(7,071)	(55,980)	(63,051)
Net increase	5,489	12,554	18,043
Change in DAC due to unrealized
investment gains	17,458	—	17,458
Balance December 31, 2013	101,165	369,501	470,666
Deferred costs	9,770	73,880	83,650
Amortization	(562)	(44,847)	(45,409)
Net increase	9,208	29,033	38,241
Change in DAC due to unrealized
investment gains	(12,000)	—	(12,000)
Balance December 31, 2014	$98,373	398,534	496,907

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(6)	Reserves for Life and Annuity Future Policy Benefits

Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

			Interest
	2014	2013	assumptions
Life and annuity reserves:
Issued prior to 1970	$2,135	2,303	4.75%
Issued 1970 through 1980	22,056	23,818	6.75% to 5.25%
Issued after 1982 (indeterminate
premium products)	678	721	10.00% to 8.50%
Issued through 1987 (acquired business)	960	961	11.00%
Issued 1981 through 1994 (all other)	31,710	33,940	8.50% to 7.00%
Issued after 1994 (all other)	170,923	155,790	Various
Life contingent annuities	26,604	27,302	Various*
Group term life waiver of premium
disabled lives	10,304	9,892	6.00%
Reserves acquired through assumption
reinsurance agreement (note 12)	761,164	754,938	5.50% to 2.25%
	$1,026,534	1,009,665

*
These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

Assumptions as to mortality are based on the Company’s prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company’s prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(7)	Liability for Benefits Payable

Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2014, 2013, and 2012 was as follows (in thousands):

	2014	2013	2012
Liability, beginning of year, net of
reinsurance	$178,270	173,064	145,440
Incurred related to:
Current year	395,526	391,670	395,097
Prior years	(25,348)	(33,607)	(22,648)
Total incurred	370,178	358,063	372,449
Paid related to:
Current year	213,829	212,359	207,703
Prior years	147,042	140,498	137,122
Total paid	360,871	352,857	344,825
Liability, end of year, net of reinsurance	$187,577	178,270	173,064

Reinsurance recoverables on paid losses were approximately $874,000 and $3,607,000 at December 31, 2014 and 2013, respectively.

The provision for benefits pertaining to prior years decreased approximately $25,348,000 in 2014 from the prior year estimate. This decrease overall includes better than expected experience of approximately $21,125,000 for group medical and disability, approximately $4,429,000 for life, and worse than expected experience of approximately $206,000 for cancer business. The decrease in group medical and disability, and life is due to conservative estimates in prior year reserves followed by subsequent better than expected claims experience. The increase for cancer is due to a lengthening of the tail in the claim runoff.

The provision for benefits pertaining to prior years decreased approximately $33,607,000 in 2013 from the prior year estimate. This decrease overall includes better than expected experience of approximately $31,660,000 for group medical and disability, approximately $5,235,000 for life, and worse than expected experience of approximately $3,288,000 for cancer business. The decrease in group medical and disability, and life is due to conservative estimates in prior year reserves followed by subsequent better than expected claims experience. The increase for cancer is due to a lengthening of the tail in the claim runoff.

The provision for benefits pertaining to prior years decreased approximately $22,648,000 in 2012 from the prior year estimate. This decrease overall includes better than expected experience of approximately $23,421,000 for group medical and disability, approximately $4,119,000 for life, and worse than expected experience of approximately $4,892,000 for cancer business. The decrease in group medical and disability,

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

 and life is due to conservative estimates in prior year reserves followed by subsequent better than expected claims experience. The increase for cancer is due to a lengthening of the tail in the claims runoff.

The Company discounts cancer reserves and group disability reserves for benefits payable. The reduction in liability due to this discounting, net of reinsurance at December 31, 2014 and 2013, is approximately      $83,476,000 and $78,849,000, respectively.

(8)	Notes Payable

Notes payable as of December 31 are summarized as follows (in thousands):

	2014	2013
Lines of credit with Federal Home Loan Bank, maturities
ranging from 2015 to 2024, interest due monthly, rates
ranging from 0.31% to 5.06%, some of which are subject
to conversion to an adjustable rate	$521,500	521,500
4.32% promissory note due in monthly installments of
approximately $103,000 (including interest) to 2022	15,080	15,648
	$536,580	537,148

AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amount of $521,500,000 at December 31, 2014 and 2013. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $573,244,000 and $575,600,000 at December 31, 2014 and 2013, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 238,676 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $23,868,000 at December 31, 2014.

The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

The Company has no unused lines of credit at December 31, 2014.

Interest expense for the years ended December 31, 2014, 2013 and 2012 totaled approximately $18,532,000, $19,042,000, and $19,790,000 respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2014 are as follows (in thousands):

2015	$115,594
2016	70,620
2017	90,647
2018	97,176
2019	705
Thereafter	161,838
$536,580

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(9)	Income Taxes

Total 2014, 2013 and 2012 income tax expense in the accompanying consolidated statements of income differs from the federal statutory income tax rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes, the dividends received deduction, nondeductible meals and entertainment expenses, and school construction bond credits and interest income.

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2014	2013
Deferred tax assets:
Other investments	$1,296	1,270
Life and health reserves	27,758	33,375
Other liabilities and assets	14,076	11,741
Litigation accruals	275	228
Compensation and retirement	8,887	8,144
Real estate and equipment	2,467	1,363
Derivative in funds withheld under reinsurance contract	40,670	18,072
Capital lease	1,256	574
Total deferred tax assets	96,685	74,767
Deferred tax liabilities:
Fixed maturities	(84,049)	(7,773)
Equity securities	(2,797)	(3,055)
Deferred policy acquisition costs	(127,288)	(119,987)
Due and deferred premiums	(26,952)	(28,045)
Total deferred tax liabilities	(241,086)	(158,860)
Net deferred tax liability	$(144,401)	(84,093)

At December 31, 2014 and 2013, the Company has no capital loss carryforwards.

Management periodically reviews whether a valuation allowance is needed on its total deferred tax assets reported on the consolidated balance sheet based on factors such as past history and trends, projected taxable income, and expiration dates of capital loss carryforwards. Management believes that in 2014 and 2013 it is more likely than not that the results of operations will generate sufficient taxable income to realize its deferred tax assets on the consolidated balance sheet.

The Company and its subsidiaries are included in AFC’s consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

subsidiaries were separate tax-paying entities. As of December 31, 2014 and 2013, other accounts payable includes current income taxes payable of approximately $2,361,000 and $5,362,000, respectively.

The Company has no liability for unrecognized income tax benefits or accrued interest related to unrecognized income tax benefits as of December 31, 2014 and 2013. As of December 31, 2014 and 2013, there were no penalties recorded on unrecognized income tax benefits. The Company has no unrecognized income tax benefits as of December 31, 2014 and 2013, which would affect the effective tax rate, if recognized.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2011 and state and local income tax examinations for years prior to 2010. The Company is not currently under examination by any taxing authority.

(10)	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the years indicated, as follows (in thousands):

	Year ended December 31, 2014
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains (losses) on
available-for-sale investments:
Unrealized holding gains, net,
arising during the period	$149,784	(52,424)	97,360
Less realized investment gains, net,
excluding impairment losses	(3,760)	1,316	(2,444)
Plus other-than-temporary
impairment losses recognized in
earnings	334	(117)	217
Plus effect on DAC	(12,000)	4,200	(7,800)
Other comprehensive income	$134,358	(47,025)	87,333

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

	Year ended December 31, 2013
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains (losses) on available-for-
sale investments:
Unrealized holding losses, net,
arising during the period	$(197,543)	69,140	(128,403)
Less realized investment gains, net,
excluding impairment losses	(7,484)	2,619	(4,865)
Plus other-than-temporary
impairment losses recognized in
earnings	2,318	(811)	1,507
Plus effect on DAC	17,458	(6,110)	11,348
Other comprehensive loss	$(185,251)	64,838	(120,413)

	Year ended December 31, 2012
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains (losses) on available-for-
sale investments:
Unrealized holding gains, net,
arising during the period	$81,622	(28,567)	53,055
Less realized investment gains, net,
excluding impairment losses	(12,586)	4,405	(8,181)
Plus other-than-temporary
impairment losses recognized in
earnings	2,733	(957)	1,776
Plus effect on DAC	(6,940)	2,429	(4,511)
Other comprehensive income	$64,829	(22,690)	42,139

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

At December 31, 2014, 2013 and 2012, the component of accumulated other comprehensive income is as follows (in thousands):

	2014	2013	2012
Unrealized holding income, net of
deferred tax expense of $(49,712), $(2,686)
and $(67,524) in 2014, 2013 and 2012
respectively, including the effect on DAC of
$9,842, $2,041 and $13,389, net of deferred
tax benefit of $5,299, $1,099 and $7,209 in
2014, 2013 and 2012 respectively.	$92,324	4,991	125,404
	$92,324	4,991	125,404

(11)	Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2014 and 2013, reinsurance receivables with a carrying value of approximately $204,713,000 and $193,630,000, were associated with three reinsurers, respectively. In addition, reinsurance receivables of approximately $747,964,000 and $741,295,000 in 2014 and 2013, respectively, were associated with one reinsurer (note 12).

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2014 and 2013, the face amounts of life insurance in force that are reinsured amounted to approximately $9,611,000,000 (approximately 39.9% of total life insurance in force) and $9,781,000,000 (approximately 41.8% of total life insurance in force), respectively.

Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $154,801,000, $181,212,000 and $170,486,000 for life and accident and health reinsurance ceded, and $45,056,000, $55,905,000 and $49,601,000 for life and accident and health reinsurance assumed for the years ended December 31, 2014, 2013 and 2012, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

Reinsurance agreements reduced incurred benefits for life and accident and health policies by approximately $160,853,000, $203,227,000 and $210,054,000 for the years ended December 31, 2014, 2013 and 2012, respectively.

(12)	Acquired Business – Mid-Continent Life Insurance Company

Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $736,705,000 and $729,383,000 to HLR and maintaining a funds withheld liability at December 31, 2014 and 2013, respectively.

Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed “Extra-Life” contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed “Extra-Life” contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra-Life” contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds were being held by the receiver for the purpose of paying the reasonable costs of MCL’s operations after December 31, 2000 and winding up the receivership proceedings. The majority of these funds were remitted to the Company in 2003, and the remainder was received in 2007.

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a material impact on the value of the SPR. The SPR was approximately $378,454,000 and $371,825,000 for 2014 and 2013, respectively.

Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. DAC taxes are excluded from the experience refund and loss carryforward calculations and are settled quarterly. There was no experience refund earned by the Company in 2014 and 2013. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in AFA’s investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

(13)	Employee Benefit Plans

The Company participates in a pension plan (the Plan), sponsored by AFC and is not directly liable for obligations under the Plan.  The Plan covers all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $10,193,000, $7,398,000 and $9,780,000 to the Plan during the years ended December 31, 2014, 2013 and 2012, respectively.

The Company participates in a defined-contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $3,293,000, $2,837,000 and $2,735,000 to this plan during the years ended December 31, 2014, 2013 and 2012, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

(14)	Commitments and Contingencies

Rent expense for office space and equipment for the years ended December 31, 2014, 2013 and 2012 was approximately $25,541,000, $21,893,000 and $17,432,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2014 under noncancelable long-term leases are as follows (in thousands):

2015	$11,251
2016	10,785
2017	9,997
2018	8,700
2019	8,568
Thereafter	119,957

The Company has outstanding mortgage loan commitments of approximately $34,365,000 and $13,640,000 at December 31, 2014 and 2013, respectively.

The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2014 and 2013, liabilities for guaranty association assessments totaled approximately $5,128,000 and $5,045,000, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2014, 2013 and 2012.

American Fidelity Assurance Company entered into a 25-year agreement with 9000 Broadway LLC, a related party, on December 31, 2012. This lease is being recorded and accounted for as a capital lease. In 2014, there was a reduction in capital lease asset, capital lease obligation and lease term due to a lease modification that was effective January 1, 2014.  In 2013, the capital lease asset of approximately $60,519,000 and the corresponding capital lease obligation of approximately $62,157,000 are included on the consolidated balance sheet. The capital lease asset is being depreciated over the shorter of the useful life of the asset or the lease term of 25 years. The capital lease obligation will be repaid monthly over the 25-year term.  Under the modified lease agreement, in 2014, the capital lease asset of approximately $41,712,000 and the corresponding capital lease obligation of approximately $45,299,000 are included on the consolidated balance sheet.  The capital lease is being depreciated over the shorter of the useful life of the asset or the lease term of 20 years.  The capital lease obligation will be repaid monthly over the 20-year term.

In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. The Company expects that the ultimate liability, if any, with respect to other

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

lawsuits, after consideration of the reserves maintained, will not be material to the Company’s financial position.

(15)	Related-Party Transactions

The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2014, 2013 and 2012, rentals paid under these leases were approximately $8,265,000, $7,388,000 and $7,066,000, respectively.

During the years ended December 31, 2014, 2013 and 2012, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $9,429,000, $8,963,000 and $8,375,000, respectively.

During the years ended December 31, 2014, 2013 and 2012, the Company paid management fees to AFC totaling approximately $6,501,000, $6,322,000 and $5,792,000, respectively.

The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $12,461,000, $10,970,000 and $6,508,000 in 2014, 2013 and 2012, respectively.

During 2014, 2013 and 2012, the Company paid cash dividends to AFC of approximately $35,000,000, $40,000,000 and $40,003,000, respectively.

During 2014, 2013 and 2012, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $4,920,000, $4,411,000 and $3,383,000 for the years ended December 31, 2014, 2013 and 2012, respectively, and is included in selling costs and other operating, administrative, and general expenses.

(16)	Subsequent Events

The Company has evaluated events through April 14, 2015, the date the consolidated financial statements were issued.

(17)	Segment Information

The Company’s reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America. The American Public Life OKC Division (APL – OKC) was formed in 2009 to focus on the brokerage business that was previously a part of AWD.

Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

The following summary represents revenues and pretax income from continuing operations and identifiable assets for the Company’s reportable segments as of and for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year ended December 31
	2014	2013	2012
Revenue:
American Fidelity Education Services
Division	$631,914	607,397	590,748
Association Worksite Division	135,395	126,423	118,857
American Public Life OKC Division	18,784	19,783	24,089
Strategic Alliances Division	81,826	101,577	94,255
Life Division	92,458	(56,106)	57,712
Noninsurance operations	1,864	1,745	1,671
Total consolidated revenue	$962,241	800,819	887,332
Premiums and annuity and universal
life considerations:
American Fidelity Education Services
Division	$517,473	490,006	467,853
Association Worksite Division	124,696	112,170	104,658
American Public Life OKC Division	18,773	21,634	24,835
Strategic Alliances Division	82,010	104,436	96,950
Life Division	6,260	6,952	7,138
Noninsurance operations	—	—	—
Total consolidated premiums
and annuity and universal
life considerations	$749,212	735,198	701,434

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

	Year ended December 31
	2014	2013	2012
Net investment income and net
realized investment gains:
American Fidelity Education Services
Division	$110,347	107,228	105,951
Association Worksite Division	7,468	8,733	9,524
American Public Life OKC Division	644	1,061	1,285
Strategic Alliances Division	2,453	3,116	4,560
Life Division	70,955	(67,058)	44,991
Noninsurance operations	—	—	—
Total consolidated net
investment income	$191,867	53,080	166,311
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$32,054	54,827	45,158
Association Worksite Division	10,054	5,796	4,858
American Public Life OKC Division	3,024	1,057	1,074
Strategic Alliances Division	—	—	—
Life Division	277	1,371	1,113
Noninsurance operations	—	—	—
Total consolidated
amortization of deferred
policy acquisition costs	$45,409	63,051	52,203
Pretax earnings (loss):
American Fidelity Education Services
Division	$117,461	117,135	82,645
Association Worksite Division	19,333	21,259	9,776
American Public Life OKC Division	(1,916)	(3,835)	(2,707)
Strategic Alliances Division	9,800	13,454	12,442
Life Division	19,802	10,215	285
Noninsurance operations	(28)	(343)	(36)
Total consolidated pretax
earnings	$164,452	157,885	102,405

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2014 and 2013

	December 31
	2014	2013
Total assets:
American Fidelity Education Services Division	$4,650,104	3,876,709
Association Worksite Division	439,423	338,192
American Public Life OKC Division	44,182	40,909
Strategic Alliances Division	146,938	226,927
Life Division	1,469,002	1,802,452
Noninsurance operations	72	120
Total consolidated assets	$6,749,721	6,285,309

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2014 and 2013

	2014	2013
Deferred policy acquisition costs:
American Fidelity Education Services Division	$388,372	409,278
Association Worksite Division	79,615	43,263
American Public Life OKC Division	12,235	7,888
Strategic Alliances Division	176	—
Life Division	16,509	10,237
Noninsurance operations	—	—
	$496,907	470,666
Reserves for future policy benefits:
American Fidelity Education Services Division	$641,682	717,472
Association Worksite Division	133,776	141,124
American Public Life OKC Division	12,777	16,332
Strategic Alliances Division	71,881	106,165
Life Division	913,953	738,134
Noninsurance operations	—	—
	$1,774,069	1,719,227
Unearned premiums:
American Fidelity Education Services Division	$5,207	5,891
Association Worksite Division	743	65
American Public Life OKC Division	128	13
Strategic Alliances Division	148	—
Life Division	305	—
Noninsurance operations	—	—
	$6,531	5,969
Benefits payable:
American Fidelity Education Services Division	$130,941	133,549
Association Worksite Division	24,726	24,050
American Public Life OKC Division	5,042	4,933
Strategic Alliances Division	6,125	6,281
Life Division	21,617	13,064
Noninsurance operations	—	—
	$188,451	181,877

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2014 and 2013

	2014	2013	2012
Premium revenue and annuity and
universal life considerations:
American Fidelity Education Services
Division	$517,473	490,006	467,853
Association Worksite Division	124,696	112,170	104,658
American Public Life OKC Division	18,773	21,634	24,835
Strategic Alliances Division	82,010	104,436	96,950
Life Division	6,260	6,952	7,138
Noninsurance operations	—	—	—
	$749,212	735,198	701,434
Net investment income and net realized
investment gains:
American Fidelity Education Services
Division	$110,347	107,228	105,951
Association Worksite Division	7,468	8,733	9,524
American Public Life OKC Division	644	1,061	1,285
Strategic Alliances Division	2,453	3,116	4,560
Life Division	70,955	(67,058)	44,991
Noninsurance operations	—	—	—
	$191,867	53,080	166,311
Benefits, claims, losses, and
settlement expenses:
American Fidelity Education Services
Division	$326,769	317,962	349,217
Association Worksite Division	53,923	44,989	53,901
American Public Life OKC Division	7,297	9,676	11,808
Strategic Alliances Division	53,889	52,616	60,792
Life Division	75,775	(64,429)	54,390
Noninsurance operations	—	—	—
	$517,653	360,814	530,108
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$32,054	54,827	45,158
Association Worksite Division	10,054	5,796	4,858
American Public Life OKC Division	3,024	1,057	1,074
Strategic Alliances Division	—	—	—
Life Division	277	1,371	1,113
Noninsurance operations	—	—	—
	$45,409	63,051	52,203

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2014 and 2013

	2014	2013	2012
Other operating expenses:
American Fidelity Education Services
Division	$104,463	99,804	89,681
Association Worksite Division	24,875	23,893	22,840
American Public Life OKC Division	3,972	5,466	5,322
Strategic Alliances Division	4,212	4,041	4,073
Life Division	3,816	3,795	4,200
Noninsurance operations	1,620	1,831	1,551
	$142,958	138,830	127,667

See accompanying report of independent registered public accounting firm.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule IV – Reinsurance
Years ended December 31, 2014, 2013 and 2012
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2014:
Life insurance in force	$24,050,279	9,611,320	29,292	14,468,251	0.20%
Premiums:
Life insurance	$139,049	52,535	46	86,560	0.05%
Accident and health insurance	719,908	102,266	45,010	662,652	6.79
Total premiums	$858,957	154,801	45,056	749,212	6.01%
Year ended December 31, 2013:
Life insurance in force	$23,391,025	9,780,628	29,771	13,640,168	0.22%
Premiums:
Life insurance	$140,361	65,220	47	75,188	0.06%
Accident and health insurance	720,144	115,992	55,858	660,010	8.46
Total premiums	$860,505	181,212	55,905	735,198	7.60%
Year ended December 31, 2012:
Life insurance in force	$22,740,398	10,195,420	30,457	12,575,435	0.24%
Premiums:
Life insurance	$125,644	57,606	49	68,087	0.07%
Accident and health insurance	696,675	112,880	49,552	633,347	7.82
Total premiums	$822,319	170,486	49,601	701,434	7.07%
See accompanying report of independent registered public accounting firm.

PART C

OTHER INFORMATION

ITEM 24.                      FINANCIAL STATEMENTS AND EXHIBITS

(a)           Financial Statements

The following financial statements are included in Part B hereof:

AMERICAN FIDELITY SEPARATE ACCOUNT C

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2014
Statements of Operations for the Year Ended December 31, 2014
Statements of Changes in Net Assets for the Years Ended December 31, 2014 and 2013
Financial Highlights
Notes to Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2014 and 2013
Consolidated Statements of Income for the Years Ended December 31, 2014, 2013 and 2012
Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2014, 2013 and 2012
Consolidated Statements of Stockholder’s Equity for the Years Ended December 31, 2014, 2013 and 2012
Consolidated Statements of Cash Flows for the Years Ended December 31, 2014, 2013 and 2012
Notes to Consolidated Financial Statements
Schedule III – Supplementary Insurance Information
Schedule IV – Reinsurance

(b)           Exhibits

1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.  Incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

3
Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

3.1
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.  Incorporated by reference to Exhibit 3.1 to Registrant’s Registration Statement on Post-Effective amendment No. 11 to Form N-4 filed on April 30, 2012.  Incorporated by reference to Exhibit 3.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 11 to Form N-4 filed on April 30, 2012.

4.1	Flexible Premium Group Variable Annuity. Incorporated by reference to Exhibit 4.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.1
Section 457(b) Deferred Compensation Plan Participation Election Form.  Incorporated by reference to Exhibit 5.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.2
Section 457 Group Variable Annuity Master Application.  Incorporated by reference to Exhibit 5.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.1
Articles of Incorporation of American Fidelity Assurance Company as amended.  Incorporated by reference to Exhibit 6.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 6.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

8.1*
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.

8.1.1*	Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.

8.1.2*
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.

8.2
Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.  Incorporated by reference to Exhibit 8.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.2.1
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.  Incorporated by reference to Exhibit 8.17 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.2.2
Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.  Incorporated by reference to Exhibit 8.25 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.2.3
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.4
Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated as of February 1, 2011.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.2.5
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2.7 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.  Incorporated by Reference to Exhibit 8.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).  Incorporated by Reference to Exhibit 8.4 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.3 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 15, 2011.  Incorporated by reference to Exhibit 8.3.9 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.5
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.6
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.7
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.3.8
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.7 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.9
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4
Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.26 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.  Incorporated by reference to Exhibit 8.5.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.4.3*
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.

8.5
Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C dated May 4, 2011.  Incorporated by reference to Exhibit 8.6 to Registrant’s Registration Statement on Post-Effective amendment No. 11 to Form N-4 filed on April 30, 2012.

9*	Opinion and Consent of Counsel.

10*	Consent of Independent Registered Public Accounting Firm.

99*	Relationship chart.

________________________
*	Filed herewith

ITEM 25.                      DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Robert D. Brearton 2000 N. Classen Boulevard Oklahoma City, Oklahoma 7310613	Executive Vice President, Chief Financial Officer, Treasurer
Lynda L. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 7310613	Director
William M. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 7310613	Chairman of the Board, Chief Executive Officer, Director
David R. Carpenter 2000 N. Classen Boulevard Oklahoma City, Oklahoma 7310613	President, Chief Operations Officer
William E. Durrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 7310613	Senior Chairman of the Board, Director
Charles R. Eitel 2513 Spice Bush Lane Naples, Florida 34105	Director
Theodore M. Elam 211 N. Robinson, 10th Floor Oklahoma City, OK 73102	Director
Christopher T. Kenney 2000 N. Classen Boulevard Oklahoma City, Oklahoma 7310613	Vice President, General Counsel, Secretary
Alfred L. Litchenburg 2000 N. Classen Boulevard Oklahoma City, Oklahoma 7310613	Executive Vice President
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Tom J. McDaniel 2000 N. Classen Boulevard Oklahoma City, OK 7310613	Director
Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director
Gary E. Tredway 2000 N. Classen Boulevard Oklahoma City, OK 7310613	Executive Vice President

__________________________

13 Office re-location in progress as of the date hereof.  New address will be 9000 N. Broadway, Oklahoma City, Oklahoma  73114 upon completion of re-location in late 2015 to mid-2016.

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A relationship chart is included as Exhibit 99.  The subsidiaries of American Fidelity Assurance Company reflected in the chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.                      NUMBER OF CONTRACT OWNERS

As of March 31, 2015, there were 6,109 contract participants under eligible nonqualified deferred compensation plans offered by Separate Account C.

ITEM 28.                      INDEMNIFICATION

The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

(a)           American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

(b)           American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c)     To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                      PRINCIPAL UNDERWRITERS

(a)           American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A and American Fidelity Separate Account B.

(b)           The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.14

Name and Principal Business Address	Positions and Offices with Underwriter
David R. Carpenter	Director, Chairman and Chief Executive Officer; Investment Company and Variable Contract Products Principal
Cherie L. Horsfall	Assistant Vice President and Operations Officer; Investment Company and Variable Contract Products Principal
Christopher T. Kenney	Director, President, Chief Operating Officer and Secretary; Investment Company and Variable Contract Products Principal
David M. Robinson	Assistant Vice President and Chief Compliance Officer; Investment Company and Variable Contract Products Principal
Shirley Williams	Assistant Vice President, Chief Financial Officer and Treasurer; Financial and Operations Principal

(c)       The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2014 were $73,714.  It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.                      LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, President and Chief Operations Officer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books, or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.                      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                      UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s no-action letter to the American Council of Life Insurance (publicly available November 28, 1988), which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

REPRESENTATIONS

American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

____________________________
14 Office re-location in progress as of the date hereof.  New address will be 9000 N. Broadway, Oklahoma City, Oklahoma  73114 upon completion of re-location in late 2015 to mid-2016.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 21, 2015.

AMERICAN FIDELITY SEPARATE ACCOUNT C (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/S/ David R. Carpenter ________
David R. Carpenter, President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/S/ David R. Carpenter ________
David R. Carpenter, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.  Each of the undersigned hereby appoints David R. Carpenter and Robert D. Brearton, individually, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including additional post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

Signature	Date	Title
/S/Robert D. Brearton_________________________________ Robert D. Brearton	April 20, 2015 Date	Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
/S/ William M. Cameron________________________________ William M. Cameron	April 23, 2015 Date	Chairman, Chief Executive Officer and Director (Principal Executive Officer)
/S/David R. Carpenter__________________________________ David R. Carpenter	April 21, 2015 Date	President and Chief Operations Officer (Principal Financial and Accounting Officer)
/S/William E. Durrett__________________________________ William E. Durrett	April 30, 2015 Date	Senior Chairman of the Board and Director
/S/Gregory S. Allen__________________________________ Gregory S. Allen	April 24, 2015 Date	Director
/S/John M. Bendheim, Jr.______________________________ John M. Bendheim, Jr.	April 23, 2015 Date	Director
/S/Lynda L. Cameron________________________________ Lynda L. Cameron	April 22, 2015 Date	Director
/S/Charles R. Eitel_________________________________ Charles R. Eitel	April 25, 2015 Date	Director
/S/Theodore M. Elam______________________________ Theodore M. Elam	April 24, 2015 Date	Director
/S/Paula Marshall________________________________ Paula Marshall	April 30, 2015 Date	Director
/S/Tom J. McDaniel_________________________________ Tom J. McDaniel	April 20, 2015 Date	Director
/S/Stephen M. Prescott_______________________________ Stephen M. Prescott	April 21, 2015 Date	Director

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.	Incorporated by reference
3	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference
3.1
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.

Incorporated by reference
4.1	Flexible Premium Group Variable Annuity.	Incorporated by reference
5.1	Section 457(b) Deferred Compensation Plan Participation Election Form.	Incorporated by reference
5.2	Section 457 Group Variable Annuity Master Application.	Incorporated by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company as amended.	Incorporated by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference
8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.

Filed herewith
8.1.1	Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.	Filed herewith
8.1.2
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.

Filed herewith
8.2	Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.	Incorporated by reference
8.2.1	Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference
8.2.2	Amendment to The Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.	Incorporated by reference
8.2.3	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference
8.2.4	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated February 1, 2011.	Incorporated by reference
8.2.5	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.

Incorporated by reference
8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).

Incorporated by reference
8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.

Incorporated by reference
8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund (d/b/a/ Dreyfus Stock Index Fund”)”) dated November 1, 2010.

Incorporated by reference
8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 13, 2012.

Incorporated by reference
8.3.5	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference
8.3.6	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference
8.3.7	Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.	Incorporated by reference
8.3.8	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Incorporated by reference
8.3.9	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference

8.4	Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference
8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.

Incorporated by reference
8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.

Incorporated by reference
8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.

Filed herewith
8.5	Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated May 4, 2011.	Incorporated by reference
9	Opinion and Consent of Counsel.	Filed herewith
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith
99	Relationship chart.	Filed herewith